Schedule of Investments PIMCO Fixed Income SHares: Series C	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$3,400	$3,450
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		1,200	1,242
Twin River Worldwide Holdings, Inc. 3.750% (LIBOR03M + 3.250%) due 10/02/2028 ~		5,985	5,957
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		3,873	3,834
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		4,218	3,930

Total Loan Participations and Assignments (Cost $18,689)			18,413

CORPORATE BONDS & NOTES 45.8%
BANKING & FINANCE 29.8%
American Assets Trust LP 3.375% due 02/01/2031		4,000	3,769
Ares Finance Co. LLC 3.250% due 06/15/2030		4,950	4,754
Aviation Capital Group LLC 3.500% due 11/01/2027		1,300	1,233
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,141	5,436
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(c)(d)	EUR	1,200	1,375
Bank of America Corp. 3.419% due 12/20/2028 •		$25,728	25,487
Barclays Bank PLC 7.625% due 11/21/2022 (d)		2,952	3,027
Barclays PLC
2.894% due 11/24/2032 •		6,900	6,266
4.375% due 03/15/2028 •(c)(d)		200	177
7.250% due 03/15/2023 •(c)(d)	GBP	800	1,081
7.750% due 09/15/2023 •(c)(d)		$600	623
7.875% due 09/15/2022 •(c)(d)	GBP	2,000	2,682
BNP Paribas SA
1.904% due 09/30/2028 •		$8,000	7,174
4.400% due 08/14/2028		14,700	14,977
4.500% due 02/25/2030 •(c)(d)		900	808
4.625% due 02/25/2031 •(c)(d)		1,900	1,701
BPCE SA 5.150% due 07/21/2024		1,000	1,031
Brookfield Finance, Inc. 3.500% due 03/30/2051		7,100	6,336
CaixaBank SA 3.625% due 09/14/2028 •(c)(d)	EUR	200	189
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		$4,000	3,936
CI Financial Corp. 3.200% due 12/17/2030		3,200	2,921
Citigroup, Inc. 3.785% due 03/17/2033 •(e)		5,500	5,459
Cooperatieve Rabobank UA 4.375% due 08/04/2025		6,300	6,408
Credit Agricole SA 7.500% due 06/23/2026 •(c)(d)	GBP	100	140
Credit Suisse AG 6.500% due 08/08/2023 (d)		$7,466	7,673
Credit Suisse Group AG 7.500% due 07/17/2023 •(c)(d)		10,000	10,178
Crown Castle International Corp. 4.300% due 02/15/2029		3,000	3,085
Deutsche Bank AG
2.129% due 11/24/2026 •(e)		1,400	1,299
2.311% due 11/16/2027 •		9,500	8,720
3.729% due 01/14/2032 •(e)		1,200	1,072
3.961% due 11/26/2025 •		9,000	9,001
5.625% due 05/19/2031 •	EUR	200	239
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		$1,611	1,599

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Erste Group Bank AG 6.500% due 04/15/2024 •(c)(d)	EUR	400	466
Fairfax Financial Holdings Ltd. 4.230% due 06/14/2029	CAD	300	238
First American Financial Corp. 4.000% due 05/15/2030		$3,850	3,866
FleetBoston Financial Corp. 6.875% due 01/15/2028		2,120	2,434
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	4,900	6,244
3.096% due 05/04/2023		$1,000	1,000
3.550% due 10/07/2022		5,000	5,009
3.810% due 01/09/2024		2,000	2,000
4.375% due 08/06/2023		7,000	7,072
5.584% due 03/18/2024		400	412
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,200	1,076
GLP Capital LP
4.000% due 01/15/2030		2,278	2,215
5.250% due 06/01/2025		2,450	2,525
5.300% due 01/15/2029		3,150	3,315
Goldman Sachs Group, Inc.
2.124% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,510
3.850% due 01/26/2027		6,200	6,262
Golub Capital BDC, Inc. 2.050% due 02/15/2027		4,000	3,548
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,200	3,199
HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	4,121
5.875% due 09/28/2026 •(c)(d)	GBP	11,800	15,597
6.000% due 09/29/2023 •(c)(d)	EUR	200	233
6.375% due 09/17/2024 •(c)(d)		$1,200	1,239
6.500% due 03/23/2028 •(c)(d)		400	408
Intesa Sanpaolo SpA
3.375% due 01/12/2023		10,400	10,426
5.500% due 03/01/2028 •(c)(d)	EUR	250	275
5.875% due 09/01/2031 •(c)(d)		250	275
Jyske Realkredit AS 1.500% due 10/01/2053	DKK	3,485	467
KKR Financial Holdings LLC 5.400% due 05/23/2033		$9,000	9,147
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		2,000	1,594
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(c)(d)		7,100	7,549
Maple Grove Funding Trust 4.161% due 08/15/2051		8,000	7,243
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,924
Morgan Stanley
0.000% due 04/02/2032 þ(e)		7,000	5,181
3.591% due 07/22/2028 •		9,000	9,036
MPT Operating Partnership LP 3.692% due 06/05/2028	GBP	1,600	2,045
New York Life Insurance Co. 4.450% due 05/15/2069		$7,000	7,308
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		1,900	1,900
2.750% due 03/09/2028		3,000	2,709
3.875% due 09/21/2023		1,600	1,610
Nordea Bank Abp
3.750% due 03/01/2029 •(c)(d)		5,850	5,036
6.625% due 03/26/2026 •(c)(d)		5,000	5,249
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	7,935	1,031
1.500% due 10/01/2053		21,414	2,868
Nykredit Realkredit AS
1.000% due 10/01/2050		159,891	20,774
1.500% due 10/01/2053		32,028	4,298
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		$2,152	2,204
Realkredit Danmark AS
1.000% due 10/01/2050	DKK	81,836	10,648
1.500% due 10/01/2053		12,444	1,671
Sammons Financial Group, Inc. 3.350% due 04/16/2031		$3,000	2,768
Santander U.K. Group Holdings PLC 7.375% due 06/24/2022 •(c)(d)	GBP	600	798
Sitka Holdings LLC 5.506% due 07/06/2026 •		$2,400	2,290
Societe Generale SA 5.375% due 11/18/2030 •(c)(d)		5,400	5,049
Standard Chartered PLC 7.500% due 04/02/2022 •(c)(d)		400	400

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Synchrony Financial 3.950% due 12/01/2027		1,100	1,091
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		6,500	5,780
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	370	562
5.744% due 04/13/2040		1,029	1,602
5.801% due 10/13/2040		6,736	10,509
UBS AG 7.625% due 08/17/2022 (d)		$4,800	4,873
UBS Group AG 4.375% due 02/10/2031 •(c)(d)		600	543
UniCredit SpA 9.250% due 06/03/2022 •(c)(d)	EUR	1,200	1,347
Wells Fargo & Co.
2.879% due 10/30/2030 •		$10,000	9,515
3.350% due 03/02/2033 •		8,000	7,784
4.150% due 01/24/2029		5,400	5,607

			428,831

INDUSTRIALS 13.5%
Air Canada Pass-Through Trust
3.750% due 06/15/2029		2,204	2,167
5.000% due 06/15/2025		3,382	3,402
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		3,000	3,074
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,682	1,600
3.375% due 11/01/2028		5,801	5,588
3.575% due 07/15/2029		1,993	1,898
3.650% due 02/15/2029		2,651	2,575
3.700% due 04/01/2028		2,595	2,510
American Airlines, Inc.
5.500% due 04/20/2026		4,100	4,137
5.750% due 04/20/2029		1,700	1,696
Ashtead Capital, Inc. 4.250% due 11/01/2029		1,600	1,594
Bacardi Ltd. 4.450% due 05/15/2025		6,300	6,454
Bayer U.S. Finance LLC 4.375% due 12/15/2028		6,900	7,063
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		2,500	2,474
British Airways Pass-Through Trust 3.300% due 06/15/2034		2,786	2,642
Broadcom, Inc.
3.137% due 11/15/2035		200	177
3.187% due 11/15/2036		300	261
CDW LLC 2.670% due 12/01/2026		4,200	3,966
Charter Communications Operating LLC
4.908% due 07/23/2025		762	791
5.125% due 07/01/2049		2,000	1,990
Citrix Systems, Inc. 3.300% due 03/01/2030		2,350	2,328
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		1,443	1,441
DAE Funding LLC
1.625% due 02/15/2024		4,200	4,024
2.625% due 03/20/2025		1,000	953
Dell International LLC
4.900% due 10/01/2026		1,000	1,050
5.300% due 10/01/2029		1,000	1,091
5.850% due 07/15/2025		1,300	1,389
6.020% due 06/15/2026		3,700	4,011
6.200% due 07/15/2030		2,000	2,284
Ecopetrol SA 5.875% due 09/18/2023		3,400	3,491
Energy Transfer LP
3.750% due 05/15/2030		450	443
4.050% due 03/15/2025		500	508
5.250% due 04/15/2029		11,400	12,184
EQM Midstream Partners LP 4.125% due 12/01/2026		800	770
Expedia Group, Inc. 6.250% due 05/01/2025		1,318	1,410
Ferguson Finance PLC 3.250% due 06/02/2030		2,500	2,383
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,600	2,782
Huntsman International LLC 4.500% due 05/01/2029		$1,700	1,757
Imperial Brands Finance PLC 3.875% due 07/26/2029		4,000	3,929

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Kansas City Southern 4.200% due 11/15/2069		4,600	4,634
Las Vegas Sands Corp.
3.200% due 08/08/2024		2,600	2,484
3.500% due 08/18/2026		5,050	4,764
Lundin Energy Finance BV 2.000% due 07/15/2026		1,300	1,212
Magallanes, Inc. 4.279% due 03/15/2032		1,600	1,609
Marvell Technology, Inc. 4.875% due 06/22/2028		5,500	5,767
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		400	341
Mileage Plus Holdings LLC 6.500% due 06/20/2027		2,000	2,088
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,963
4.345% due 09/17/2027		2,900	2,863
4.810% due 09/17/2030		700	695
Northwest Airlines Pass-Through Trust 7.041% due 10/01/2023		36	36
Rolls-Royce PLC
3.625% due 10/14/2025		200	194
4.625% due 02/16/2026	EUR	300	350
5.750% due 10/15/2027	GBP	1,100	1,510
Sands China Ltd.
2.550% due 03/08/2027		$2,700	2,358
3.100% due 03/08/2029		5,200	4,446
3.250% due 08/08/2031		4,700	3,854
Studio City Finance Ltd. 5.000% due 01/15/2029		1,000	763
Syngenta Finance NV 4.441% due 04/24/2023		2,500	2,535
T-Mobile USA, Inc. 2.625% due 04/15/2026		2,200	2,104
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,570
Trustees of the University of Pennsylvania 3.610% due 02/15/2119		6,500	5,599
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		561	536
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,678	4,298
2.875% due 04/07/2030		1,656	1,574
3.450% due 01/07/2030		1,716	1,603
4.000% due 10/11/2027		1,124	1,130
4.150% due 10/11/2025		989	993
5.875% due 04/15/2029		10,588	10,978
United Airlines, Inc. 4.625% due 04/15/2029		1,000	952
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031		6,000	5,664
Volkswagen Group of America Finance LLC 3.750% due 05/13/2030		1,300	1,291
Weir Group PLC 2.200% due 05/13/2026		3,400	3,180
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		1,400	1,476
Wynn Macau Ltd.
5.125% due 12/15/2029		200	170
5.625% due 08/26/2028		1,200	1,045

			194,916

UTILITIES 2.5%
AT&T, Inc. 3.650% due 06/01/2051		10,000	9,131
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,631
Jersey Central Power & Light Co. 4.700% due 04/01/2024		785	803
Pacific Gas & Electric Co.
3.300% due 12/01/2027		2,800	2,646
3.500% due 06/15/2025		1,200	1,172
3.750% due 07/01/2028		1,800	1,726
3.950% due 12/01/2047		2,400	1,992
4.300% due 03/15/2045		700	598
4.500% due 07/01/2040		1,800	1,643
4.550% due 07/01/2030		3,400	3,379
5.250% due 03/01/2052		2,000	2,042
SA Global Sukuk Ltd. 2.694% due 06/17/2031		3,500	3,320

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Toledo Edison Co. 2.650% due 05/01/2028	4,584	4,359

		35,442

Total Corporate Bonds & Notes (Cost $682,569)		659,189

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 0.9%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	3,022
3.714% due 06/01/2041	4,500	4,026
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025	2,800	2,698
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,995	3,350

		13,096

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	114	126
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	1,095	1,274

		1,400

MICHIGAN 1.0%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,200	3,127
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	10,000	10,688

		13,815

NEW JERSEY 0.3%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,000	4,567

NEW YORK 0.7%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	11,700	10,128

TEXAS 0.2%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,735	2,760

VIRGINIA 0.3%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,500	4,195

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	9,000	8,878

Total Municipal Bonds & Notes (Cost $62,674)		58,839

U.S. GOVERNMENT AGENCIES 8.1%
Freddie Mac 6.500% due 01/01/2038 - 10/01/2038	27	30
Ginnie Mae, TBA 2.500% due 04/01/2052	77,400	75,075
Uniform Mortgage-Backed Security
4.000% due 09/01/2048	322	330
4.500% due 08/01/2039 - 11/01/2041	118	124
Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2037	36,500	35,452
4.000% due 05/01/2052	4,800	4,883

Total U.S. Government Agencies (Cost $118,552)		115,894

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (g)(i)(k)	10,000	8,183
1.750% due 08/15/2041 (g)(i)(k)	100,000	86,734
2.000% due 11/15/2041 (g)	145,000	131,248

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Total U.S. Treasury Obligations (Cost $252,161)			226,165

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Banc of America Funding Trust 3.482% due 01/20/2047 ^~		24	23
Bear Stearns Adjustable Rate Mortgage Trust
2.365% due 10/25/2033 ~		10	10
3.001% due 05/25/2034 ~		21	20
Bear Stearns ALT-A Trust 2.931% due 02/25/2036 ^~		366	301
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		1,472	1,476
Citigroup Mortgage Loan Trust, Inc.
2.190% due 09/25/2035 •		44	45
2.210% due 09/25/2035 •		25	25
Commercial Mortgage Trust 1.697% due 12/15/2038 •		9,700	9,585
Countrywide Alternative Loan Trust
0.857% due 05/25/2036 •		33	30
6.000% due 08/25/2034		3,650	3,655
Countrywide Home Loan Mortgage Pass-Through Trust
1.097% due 03/25/2035 •		54	47
3.095% due 08/25/2034 ^~		1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 2.103% due 07/25/2033 ~		1	1
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		2,903	2,772
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		6,308	6,003
2.691% due 03/25/2060 ~		6,780	6,662
Downey Savings & Loan Association Mortgage Loan Trust
0.969% due 08/19/2045 •		339	325
2.495% due 07/19/2044 ~		233	227
Eurosail PLC
1.972% due 06/13/2045 •	GBP	763	1,001
1.972% due 06/13/2045 ~		498	653
GreenPoint Mortgage Funding Trust 0.917% due 06/25/2045 •		$867	728
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.522% due 10/25/2033 ~		1	1
GSR Mortgage Loan Trust
2.766% due 09/25/2035 ~		65	65
2.880% due 03/25/2033 •		6	6
2.910% due 09/25/2035 ~		58	59
HarborView Mortgage Loan Trust
0.639% due 01/19/2038 •		87	82
1.129% due 06/20/2035 ~		141	138
Hawksmoor Mortgage Funding PLC 1.240% due 05/25/2053 •	GBP	1,091	1,436
HomeBanc Mortgage Trust 0.977% due 01/25/2036 •		$319	315
JP Morgan Mortgage Trust
1.844% due 11/25/2033 ~		11	11
2.291% due 02/25/2035 ~		6	6
2.314% due 07/25/2035 ~		54	56
2.391% due 07/25/2035 ~		121	122
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ		2,943	2,859
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •		10,200	10,042
MFA Trust
1.381% due 04/25/2065 ~		2,383	2,351
1.947% due 04/25/2065 ~		2,423	2,394
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~		5,000	4,634
Morgan Stanley Mortgage Loan Trust 2.530% due 08/25/2034 ~		325	332
Natixis Commercial Mortgage Securities Trust 1.347% due 08/15/2038 •		1,200	1,171
New York Mortgage Trust 1.670% due 08/25/2061 þ		6,011	5,747
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ		4,034	3,969
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,484	3,333
RBSSP Resecuritization Trust 0.709% due 04/26/2037 •		63	63
Residential Accredit Loans, Inc. Trust 0.877% due 04/25/2046 ~		716	244
Residential Mortgage Securities PLC 1.547% due 06/20/2070 •	GBP	7,977	10,555
Structured Adjustable Rate Mortgage Loan Trust 2.459% due 02/25/2034 ~		$16	16
Structured Asset Mortgage Investments Trust 1.077% due 09/25/2045 •		321	315

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Towd Point Mortgage Funding 0.992% due 07/20/2045 •	GBP	10,903	14,338
WaMu Mortgage Pass-Through Certificates Trust
1.077% due 01/25/2045 •		$30	30
1.141% due 02/25/2046 •		277	276
1.197% due 11/25/2034 •		431	415
Warwick Finance Residential Mortgages PLC 1.250% due 12/21/2049 ~	GBP	882	1,160
Wells Fargo Mortgage-Backed Securities Trust 2.598% due 10/25/2037 ~		$2,339	2,279

Total Non-Agency Mortgage-Backed Securities (Cost $103,182)			102,410

ASSET-BACKED SECURITIES 26.2%
AASET Trust 2.798% due 01/15/2047		6,406	5,909
ACE Securities Corp. Home Equity Loan Trust 1.237% due 04/25/2034 •		272	263
ACREC Ltd. 1.618% due 10/16/2036 •		2,000	1,970
Ameriquest Mortgage Securities Trust 1.042% due 03/25/2036 •		24	24
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.372% due 01/25/2035 •		3,777	3,764
1.477% due 01/25/2035 •		1,269	1,257
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		3,500	3,481
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	7,133	7,859
Arbor Realty Commercial Real Estate Notes Ltd. 1.747% due 11/15/2036 •		$7,600	7,531
Atrium Corp. 1.089% due 04/22/2027 •		5,587	5,556
Aurium CLO DAC 0.670% due 04/16/2030 ~	EUR	6,837	7,531
Bear Stearns Asset-Backed Securities Trust
0.657% due 12/25/2036 •		$58	58
1.192% due 09/25/2035 ~		4,299	4,294
1.457% due 10/25/2037 •		33	33
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	7,313	8,057
0.830% due 04/15/2034 •		6,000	6,548
0.910% due 01/15/2033 •		7,550	8,216
BNPP AM Euro CLO DAC 0.600% due 04/15/2031 •		1,800	1,974
Cairn CLO DAC
0.600% due 04/30/2031 •		6,000	6,611
0.670% due 01/31/2030 •		5,066	5,575
Centex Home Equity Loan Trust 1.417% due 10/25/2035 •		$4,279	4,229
CLNC Ltd. 1.414% due 08/20/2035 ~		13,844	13,702
Conseco Finance Corp. 6.530% due 02/01/2031 ~		1,193	1,121
Crestline Denali CLO Ltd. 1.399% due 10/23/2031 •		12,800	12,634
CVC Cordatus Loan Fund DAC 0.630% due 09/15/2031 •	EUR	4,500	4,922
ECAF Ltd.
3.473% due 06/15/2040		$129	108
4.947% due 06/15/2040		368	306
ECMC Group Student Loan Trust 1.207% due 02/27/2068 •		5,964	5,860
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		8,880	8,830
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 ~	EUR	3,200	3,512
GSAMP Trust 1.237% due 07/25/2045 •		$2,074	2,066
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	594	657
0.640% due 10/15/2031 •		7,500	8,216
Jubilee CLO DAC 0.298% due 12/15/2029 ~		10,669	11,759
LCCM Trust 1.847% due 11/15/2038 •		$5,000	4,953
MACH Cayman Ltd. 3.474% due 10/15/2039		1,756	1,632
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	2,999	3,290
0.690% due 12/15/2031 •		7,300	8,024
Marble Point CLO Ltd. 1.281% due 10/15/2030 ~		$5,200	5,177
Merrill Lynch Mortgage Investors Trust 0.697% due 02/25/2037 •		147	57

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

METAL LLC 4.581% due 10/15/2042		1,974	1,642
Morgan Stanley ABS Capital, Inc. Trust
1.102% due 09/25/2035 •		68	68
1.707% due 07/25/2037 •		7,000	6,790
Morgan Stanley Mortgage Loan Trust 1.177% due 04/25/2037 •		95	37
Navient Student Loan Trust 1.507% due 12/27/2066 •		12,662	12,720
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.342% due 09/25/2035 •		369	369
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	7,200	7,874
OZLM Ltd. 1.354% due 10/20/2031 •		$2,000	1,972
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029		4,091	4,009
Palmer Square European Loan Funding DAC 0.720% due 10/15/2031 •	EUR	6,000	6,620
Palmer Square Loan Funding Ltd. 0.928% due 10/15/2029 •		$8,500	8,428
PRET LLC 1.868% due 07/25/2051 þ		5,120	4,871
Progress Residential Trust 2.393% due 12/17/2040		2,100	1,962
Residential Asset Securities Corp. Trust
1.147% due 11/25/2035 •		1,964	1,949
1.177% due 01/25/2036 ~		1,500	1,472
1.417% due 08/25/2035 •		6,189	6,134
S-Jets Ltd. 3.967% due 08/15/2042		4,318	3,669
Securitized Asset-Backed Receivables LLC Trust 1.237% due 02/25/2034 •		8,658	8,539
Segovia European CLO DAC 0.770% due 01/18/2031 •	EUR	1,050	1,159
Sound Point CLO Ltd.
1.159% due 01/23/2029 •		$12,959	12,969
1.238% due 07/25/2030 •		11,700	11,716
1.304% due 10/20/2028 •		7,944	7,930
Starwood Commercial Mortgage Trust 1.668% due 04/18/2038 •		7,800	7,752
Stonepeak ABS 2.301% due 02/28/2033		1,656	1,562
Structured Asset Investment Loan Trust 1.162% due 03/25/2034 •		1,931	1,871
Symphony CLO Ltd. 1.121% due 04/15/2028 •		5,108	5,090
Telos CLO Ltd. 1.191% due 04/17/2028 •		240	240
TICP CLO Ltd. 1.094% due 04/20/2028 •		5,935	5,932
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	2,500	2,733
Towd Point Mortgage Trust 1.457% due 10/25/2059 •		$5,789	5,786
Venture CLO Ltd.
1.121% due 04/15/2027 •		17,095	17,092
1.154% due 10/20/2028 •		7,162	7,135
1.274% due 04/20/2029 •		17,463	17,471
Vertical Bridge Holdings LLC 3.706% due 02/15/2057		2,000	1,953
WAVE LLC 3.597% due 09/15/2044		2,146	1,903

Total Asset-Backed Securities (Cost $388,114)			376,985

SOVEREIGN ISSUES 0.3%
Romania Government International Bond 1.750% due 07/13/2030	EUR	5,200	4,883

Total Sovereign Issues (Cost $6,130)			4,883

		SHARES
PREFERRED SECURITIES 7.6%
FINANCIALS 7.0%
American Express Co. 3.550% due 09/15/2026 •(c)		3,600,000	3,290
Banco Santander SA 6.750% due 04/25/2022 •(c)(d)		200,000	222
Bank of America Corp. 5.875% due 03/15/2028 •(c)		6,700,000	6,774

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

CaixaBank SA
6.000% due 07/18/2022 •(c)(d)	400,000	447
6.750% due 06/13/2024 •(c)(d)	200,000	234
Capital Farm Credit ACA 5.000% due 03/15/2026 •(c)	4,700,000	4,653
Charles Schwab Corp.
3.838% (US0003M + 3.315%) due 06/01/2022 ~(c)	4,503,000	4,493
4.000% due 12/01/2030 •(c)	11,900,000	10,703
5.000% due 12/01/2027 •(c)	5,000,000	4,835
5.375% due 06/01/2025 •(c)	1,000,000	1,035
Citigroup, Inc. 3.875% due 02/18/2026 •(c)	5,300,000	5,008
CoBank ACB 4.250% due 01/01/2027 •(c)	2,000,000	1,885
Goldman Sachs Group, Inc. 3.800% due 05/10/2026 •(c)	2,300,000	2,138
JPMorgan Chase & Co.
3.769% (US0003M + 3.470%) due 07/30/2022 ~(c)	15,109,000	15,109
5.000% due 08/01/2024 •(c)	3,600,000	3,590
MetLife Capital Trust IV 7.875% due 12/15/2067	600,000	717
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(c)	5,000,000	4,515
State Street Corp. 5.625% due 12/15/2023 •(c)(g)	14,000,000	13,902
Truist Financial Corp. 5.100% due 03/01/2030 •(c)	5,000,000	5,095
Wells Fargo & Co. 5.900% due 06/15/2024 •(c)	12,700,000	12,827

		101,472

INDUSTRIALS 0.6%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(c)	9,000,000	8,662

Total Preferred Securities (Cost $113,200)		110,134

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.3%		3,956

U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
0.486% due 06/21/2022 (a)(b)(k)	$6,705	6,698

Total Short-Term Instruments (Cost $10,654)		10,654

Total Investments in Securities (Cost $1,755,925)		1,683,566

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,746	17

Total Short-Term Instruments (Cost $17)		17

Total Investments in Affiliates (Cost $17)		17

Total Investments 117.0% (Cost $1,755,942)		$1,683,583
Financial Derivative Instruments (h)(j) 0.1%(Cost or Premiums, net $702)		1,836
Other Assets and Liabilities, net (17.1)%		(245,983)

Net Assets 100.0%		$1,439,436

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$5,500	$5,459	0.38%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,400	1,299	0.09
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	1,200	1,072	0.07
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,050	5,181	0.36

$14,150	$13,011	0.90%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$3,956	U.S. Treasury Bills 0.000% due 08/04/2022	$(4,035)	$3,956	$3,956

Total Repurchase Agreements	$(4,035)	$3,956	$3,956

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.330%	03/15/2022	04/14/2022	$(20,953)	$(20,957)
BSN	0.230	03/03/2022	04/06/2022	(100,691)	(100,710)
GRE	0.320	03/28/2022	04/04/2022	(8,771)	(8,771)
0.320	03/29/2022	04/05/2022	(4,571)	(4,571)
JPS	0.180	03/18/2022	04/22/2022	(9,252)	(9,252)
NOM	0.340	03/23/2022	04/06/2022	(17,591)	(17,593)

Total Reverse Repurchase Agreements	$(161,854)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

MSC	0.340%	03/15/2022	04/05/2022	$(702)	$(702)

Total Sale-Buyback Transactions	$(702)

(g)	Securities with an aggregate market value of $158,233 and cash of $5,549 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(260,151) at a weighted average interest rate of 0.086%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	1,232	$166,898	$(2,297)	$501	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2022	250	$(30,686)	$45	$12	$0
United Kingdom Long Gilt June Futures	06/2022	1,227	(195,404)	2,398	193	(677)

$2,443	$205	$(677)

Total Futures Contracts	$146	$706	$(677)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.678%	$3,700	$(140)	$178	$38	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.806	700	10	(4)	6	0	(1)
Auchan Holding S.A.	1.000	Quarterly	12/20/2027	1.740	EUR	500	(29)	7	(22)	2	0
Bank of America Corp.	1.000	Quarterly	12/20/2022	0.308	$23,800	173	(46)	127	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.285	EUR	7,400	49	(3)	46	1	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.558	$1,700	5	(3)	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.428	1,500	(7)	(20)	(27)	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	1.151	EUR	2,000	(8)	(10)	(18)	0	(7)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.269	2,000	(11)	(24)	(35)	0	(7)
Citigroup, Inc.	1.000	Quarterly	12/20/2022	0.388	$20,000	145	(50)	95	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.816	3,500	(44)	68	24	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2023	0.363	5,800	(201)	266	65	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.406	3,400	(5)	50	45	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.492	1,400	(22)	41	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	400	3	2	5	0	0
JPMorgan Chase & Co.	1.000	Quarterly	12/20/2022	0.325	20,000	149	(44)	105	1	0
Morgan Stanley	1.000	Quarterly	12/20/2022	0.382	3,200	22	(7)	15	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.902	EUR	1,700	5	7	12	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.785	$1,400	32	(18)	14	0	(1)

$126	$390	$516	$7	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$4,000	$99	$(25)	$74	$1	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	40,300	924	(221)	703	0	(5)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	40,800	582	85	667	0	(2)

$1,605	$(161)	$1,444	$1	$(7)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	232,300	$217	$(6,092)	$(5,875)	$135	$0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(2,921)	(2,915)	61	0
Pay	CPURNSA	2.596	Maturity	07/09/2026	$6,000	0	(475)	(475)	41	0
Pay	CPURNSA	2.573	Maturity	07/13/2026	6,000	0	(478)	(478)	41	0

$223	$(9,966)	$(9,743)	$278	$0

Total Swap Agreements	$1,954	$(9,737)	$(7,783)	$286	$(28)

(i)

Securities with an aggregate market value of $20,112 and cash of $31,531 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.

(1)	Unsettled variation margin asset of $42 and liability of $(197) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	DKK	2,520	$384	$9	$0
04/2022	GBP	1,524	2,005	3	0
04/2022	$11,232	GBP	8,622	94	0
06/2022	103	ZAR	1,576	4	0
BPS	04/2022	AUD	438	$319	0	(9)
04/2022	CAD	8,596	6,789	2	(89)
04/2022	DKK	152,795	23,380	656	0
04/2022	$5,911	CAD	7,377	0	(10)
04/2022	2,229	EUR	2,027	14	0
04/2022	4,085	GBP	3,090	0	(26)
05/2022	COP	2,774,539	$705	0	(26)
05/2022	IDR	2,147,044	150	1	0
05/2022	TWD	6,073	217	5	0
05/2022	$342	TWD	9,668	0	(4)
05/2022	20	ZAR	320	2	0
06/2022	264	SGD	361	2	0
07/2022	MXN	11,314	$541	0	(19)
08/2022	$54	ZAR	862	4	0
09/2022	217	TWD	6,017	0	(6)
11/2022	38	ZAR	608	3	0
BRC	04/2022	5,480	DKK	36,875	4	0
04/2022	1,007	GBP	758	0	(11)
CBK	04/2022	DKK	128,415	$19,795	697	0
04/2022 «	RUB	111	1	0	0
05/2022 «	116	1	0	0
DUB	04/2022	$10,012	DKK	67,863	81	0
05/2022 «	RUB	126	$2	0	0
06/2022	$116	PLN	530	9	0
07/2022	DKK	67,609	$10,012	0	(78)
GLM	04/2022 «	RUB	783	10	1	0
05/2022 «	115	1	0	0
05/2022	$174	KRW	214,530	3	0
05/2022	224	TWD	6,330	0	(3)
HUS	04/2022	CAD	1,473	$1,170	0	(8)
04/2022	DKK	18,855	2,949	145	0
04/2022	EUR	6,210	6,839	2	(33)
04/2022	GBP	9,121	12,070	88	0
04/2022	$741	EUR	671	1	0
04/2022	8,818	GBP	6,698	15	(34)
05/2022	1,005	EUR	905	0	(3)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

JPM	04/2022	DKK	42,095	$6,441	181	0
05/2022	IDR	2,755,608	192	1	0
05/2022	INR	4,518	58	0	(1)
05/2022	TWD	7,193	256	5	0
09/2022	$256	TWD	7,125	0	(7)
MBC	05/2022	IDR	2,416,372	$168	0	(1)
05/2022	INR	2,526	33	0	(1)
MYI	04/2022	$33,706	DKK	228,084	215	0
04/2022	126,504	EUR	113,604	0	(829)
04/2022	17,115	GBP	13,019	1	(14)
05/2022	EUR	113,604	$126,614	832	0
05/2022	IDR	2,157,736	151	1	0
05/2022	TWD	2,935	104	2	0
05/2022	$188	TWD	5,298	0	(3)
06/2022	185	SGD	252	1	0
07/2022	DKK	235,618	$34,961	4	(204)
09/2022	$104	TWD	2,908	0	(2)
SCX	04/2022	EUR	110,092	$123,814	2,025	0
04/2022	GBP	77,190	103,598	2,197	0
04/2022 «	RUB	1,613	21	2	0
05/2022	GBP	55,648	73,255	167	0
05/2022	INR	3,535	46	0	(1)
06/2022	$181	SGD	245	1	0
SOG	06/2022	99	PLN	435	3	0
UAG	05/2022 «	RUB	118	$1	0	0
06/2022	$113	PLN	494	3	0

Total Forward Foreign Currency Contracts	$7,486	$(1,422)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$100.656	04/06/2022	18,700	$117	$976
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	98.469	04/06/2022	60,300	490	3,400
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.852	04/06/2022	5,900	44	201
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.078	04/06/2022	8,500	63	310
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.586	04/06/2022	9,000	67	373
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	100.484	05/05/2022	8,500	71	252

Total Purchased Options	$852	$5,512

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	14,400	$(19)	$(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	14,200	(12)	(7)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	28,400	(37)	(4)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	3,500	(16)	(2)
GST	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	14,300	(16)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	13,300	(22)	(2)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	13,300	(20)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	14,200	(18)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	13,900	(16)	(9)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	12,200	(23)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	14,200	(18)	(2)

$(217)	$(36)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$99.656	04/06/2022	18,700	$(64)	$(789)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	100.156	04/06/2022	18,700	(88)	(882)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.469	04/06/2022	60,300	(301)	(2,797)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.969	04/06/2022	60,300	(358)	(3,099)

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			97.852	04/06/2022		5,900	(23)		(143)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.078	04/06/2022		8,500	(33)		(225)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.352	04/06/2022		5,900	(33)		(172)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.453	04/06/2022		8,500	(36)		(256)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.547	04/06/2022		9,000	(35)		(280)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.578	04/06/2022		8,500	(47)		(267)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			98.586	04/06/2022		9,000	(35)		(283)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052			99.086	04/06/2022		9,000	(48)		(328)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			99.484	05/05/2022		8,500	(40)		(179)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052			99.984	05/05/2022		8,500	(54)		(215)

								$(1,195)		$(9,915)

Total Written Options								$(1,412)		$(9,951)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	0.438%	$9,250	$(644)	$659	$15	$0
BRC	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.872	800	66	(57)	9	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	3,000	(52)	35	0	(17)
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.035	200	(7)	7	0	0
	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	2,200	(34)	21	0	(13)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.263	2,300	(21)	43	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	1,700	(14)	37	23	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.872	500	43	(38)	5	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.784	600	(5)	10	5	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	1,400	(12)	31	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.691	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.909	2,000	6	3	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	4,300	(15)	15	0	0

Total Swap Agreements							$(692)	$771	$109	$(30)

(k)

Securities with an aggregate market value of $5,541 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)			Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Schedule of Investments PIMCO Fixed Income SHares: Series C (Cont.)	March 31, 2022 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,413	$0	$18,413
Corporate Bonds & Notes
Banking & Finance	0	428,831	0	428,831
Industrials	0	194,916	0	194,916
Utilities	0	35,442	0	35,442
Municipal Bonds & Notes
California	0	13,096	0	13,096
Illinois	0	1,400	0	1,400
Michigan	0	13,815	0	13,815
New Jersey	0	4,567	0	4,567
New York	0	10,128	0	10,128
Texas	0	2,760	0	2,760
Virginia	0	4,195	0	4,195
West Virginia	0	8,878	0	8,878
U.S. Government Agencies	0	115,894	0	115,894
U.S. Treasury Obligations	0	226,165	0	226,165
Non-Agency Mortgage-Backed Securities	0	102,410	0	102,410
Asset-Backed Securities	0	376,985	0	376,985
Sovereign Issues	0	4,883	0	4,883
Preferred Securities
Financials	0	101,472	0	101,472
Industrials	0	8,662	0	8,662
Short-Term Instruments
Repurchase Agreements	0	3,956	0	3,956
U.S. Treasury Cash Management Bills	0	6,698	0	6,698

	$0	$1,683,566	$0	$1,683,566
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17	$0	$0	$17

Total Investments	$17	$1,683,566	$0	$1,683,583

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	193	799	0	992
Over the counter	0	13,104	3	13,107

	$193	$13,903	$3	$14,099
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(677)	(28)	0	(705)
Over the counter	0	(11,403)	0	(11,403)

	$(677)	$(11,431)	$0	$(12,108)

Total Financial Derivative Instruments	$(484)	$2,472	$3	$1,991

Totals	$(467)	$1,686,038	$3	$1,685,574

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series LD	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 315.6% ¤
CORPORATE BONDS & NOTES 113.6%
BANKING & FINANCE 62.0%
AerCap Ireland Capital DAC
1.650% due 10/29/2024 (f)		$1,200	$1,134
4.500% due 09/15/2023 (f)		1,000	1,008
Air Lease Corp. 2.750% due 01/15/2023 (f)		1,300	1,304
Ally Financial, Inc. 1.450% due 10/02/2023 (f)		1,000	977
American Tower Corp. 3.375% due 05/15/2024 (f)		1,200	1,204
Aozora Bank Ltd. 2.550% due 09/09/2022 (f)		1,300	1,300
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (f)		400	405
Barclays PLC
1.839% (US0003M + 1.380%) due 05/16/2024 ~(f)		700	704
2.365% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	500	385
4.338% due 05/16/2024 •(f)		$1,600	1,626
BOC Aviation Ltd.
2.750% due 09/18/2022 (f)		300	300
3.000% due 05/23/2022 (f)		1,300	1,301
BPCE SA 1.652% due 10/06/2026 •(f)		1,000	924
Cantor Fitzgerald LP 6.500% due 06/17/2022 (f)		2,200	2,219
Citigroup, Inc. 1.813% (SOFRRATE + 1.528%) due 03/17/2026 ~(e)(f)		2,000	2,025
Corebridge Financial, Inc.
3.500% due 04/04/2025 (a)		1,700	1,699
3.650% due 04/05/2027 (a)		400	399
Credit Suisse Group AG 2.043% (US0003M + 1.240%) due 06/12/2024 ~(f)		700	704
Danske Bank AS
1.171% due 12/08/2023 •(f)		800	790
1.863% (US0003M + 1.060%) due 09/12/2023 ~(f)		2,400	2,406
Deutsche Bank AG
0.962% due 11/08/2023 (f)		2,000	1,940
2.222% due 09/18/2024 •(f)		500	489
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		29	29
First Abu Dhabi Bank PJSC 1.189% (US0003M + 0.850%) due 08/08/2023 ~(f)		1,000	1,001
Five Corners Funding Trust 4.419% due 11/15/2023 (f)		500	511
Ford Motor Credit Co. LLC
3.087% due 01/09/2023 (f)		700	702
3.096% due 05/04/2023		600	600
4.140% due 02/15/2023		500	504
4.250% due 09/20/2022 (f)		1,400	1,410
FS KKR Capital Corp. 1.650% due 10/12/2024 (f)		1,200	1,132
GA Global Funding Trust
1.250% due 12/08/2023 (f)		2,200	2,125
1.625% due 01/15/2026		400	373
HSBC Holdings PLC
1.178% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	1,400	1,050
2.183% (US0003M + 1.380%) due 09/12/2026 ~(f)		$2,070	2,096
ING Groep NV 3.869% due 03/28/2026 •		1,600	1,609
JPMorgan Chase & Co. 0.969% due 06/23/2025 •(f)		1,000	956
LeasePlan Corp. NV 2.875% due 10/24/2024 (f)		2,100	2,053
Lloyds Banking Group PLC 1.535% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	753
Mizuho Financial Group, Inc. 1.465% (BBSW3M + 1.400%) due 07/19/2023 ~		1,500	1,131
Nationwide Building Society
3.622% due 04/26/2023 •(f)		$500	500
4.363% due 08/01/2024 •(f)		2,000	2,031

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

Natwest Group PLC 1.976% (US0003M + 1.470%) due 05/15/2023 ~(f)		1,000	1,001
NatWest Group PLC 3.498% due 05/15/2023 •(f)		600	601
Natwest Group PLC 4.519% due 06/25/2024 •(f)		900	914
Nissan Motor Acceptance Co. LLC
0.894% (US0003M + 0.650%) due 07/13/2022 ~(f)		1,000	999
1.656% due 09/28/2022 •(f)		1,300	1,298
1.656% due 09/28/2022 •		100	100
Nomura Holdings, Inc.
1.851% due 07/16/2025 (f)		600	567
2.329% due 01/22/2027 (f)		1,700	1,593
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (f)		700	705
5.250% due 08/15/2022 (f)		1,200	1,208
QNB Finance Ltd.
1.315% (US0003M + 1.000%) due 05/02/2022 ~(f)		400	400
1.821% (BBSW3M + 1.750%) due 02/01/2023 ~	AUD	1,500	1,131
2.178% (US0003M + 1.250%) due 03/21/2024 ~		$1,000	1,004
Scentre Group Trust 3.500% due 02/12/2025 (f)		800	803
SMBC Aviation Capital Finance DAC
3.000% due 07/15/2022 (f)		300	300
3.550% due 04/15/2024 (f)		300	299
Societe Generale SA
1.488% due 12/14/2026 •(f)		1,900	1,720
2.625% due 01/22/2025 (f)		800	775
Standard Chartered PLC
1.319% due 10/14/2023 •(f)		300	297
2.030% (SOFRRATE + 1.740%) due 03/30/2026 ~		2,200	2,215
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027 (f)		800	731
UBS AG 0.945% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	2,000	1,497
Wells Fargo & Co.
2.509% due 10/27/2023 (e)	CAD	1,500	1,190
3.184% due 02/08/2024 (e)		1,500	1,199

			68,356

INDUSTRIALS 43.6%
7-Eleven, Inc. 0.950% due 02/10/2026 (f)		$1,000	910
BAT Capital Corp.
3.222% due 08/15/2024 (f)		2,600	2,601
3.557% due 08/15/2027 (f)		400	390
Berry Global, Inc.
0.950% due 02/15/2024		600	575
1.570% due 01/15/2026 (f)		1,200	1,120
4.875% due 07/15/2026 (f)		600	607
Boeing Co.
1.433% due 02/04/2024 (f)		4,000	3,871
4.508% due 05/01/2023 (f)		500	509
Boral Finance Pty. Ltd. 3.000% due 11/01/2022 (f)		1,100	1,101
Broadcom, Inc.
2.250% due 11/15/2023 (f)		200	198
3.459% due 09/15/2026 (f)		900	899
4.250% due 04/15/2026 (f)		1,100	1,129
CenterPoint Energy Resources Corp.
0.700% due 03/02/2023 (f)		300	296
1.004% (US0003M + 0.500%) due 03/02/2023 ~(f)		200	199
Charter Communications Operating LLC
1.967% (US0003M + 1.650%) due 02/01/2024 ~(f)		2,200	2,244
4.500% due 02/01/2024		300	307
Citrix Systems, Inc. 1.250% due 03/01/2026 (f)		400	389
ConocoPhillips Co. 2.400% due 03/07/2025 (f)		900	890
DAE Funding LLC 1.550% due 08/01/2024 (f)		600	567
Daimler Canada Finance, Inc. 3.300% due 08/16/2022 (e)	CAD	900	725
Dell International LLC 5.450% due 06/15/2023 (f)		$165	170
Delta Air Lines, Inc. 7.375% due 01/15/2026 (f)		500	544
DR Horton, Inc. 4.375% due 09/15/2022		1,000	1,005
Energy Transfer LP 5.000% due 10/01/2022 (f)		2,000	2,016
Gilead Sciences, Inc. 1.200% due 10/01/2027 (f)		700	633
Global Payments, Inc. 1.200% due 03/01/2026 (f)		700	646

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

HCA, Inc.
5.000% due 03/15/2024 (f)		1,000	1,037
5.875% due 05/01/2023		200	207
Hyundai Capital America
1.150% due 11/10/2022 (f)		700	695
2.850% due 11/01/2022 (f)		300	301
Imperial Brands Finance PLC
3.125% due 07/26/2024		650	645
3.750% due 07/21/2022 (f)		1,100	1,103
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025 (f)		1,000	927
Kansas City Southern 3.000% due 05/15/2023 (f)		1,500	1,505
Lennar Corp. 4.500% due 04/30/2024 (f)		400	410
Magallanes, Inc. 3.638% due 03/15/2025 (f)		700	705
Nissan Motor Co. Ltd. 3.043% due 09/15/2023 (f)		1,000	998
Pacific National Finance Pty. Ltd. 6.000% due 04/07/2023 (f)		1,000	1,026
Petronas Energy Canada Ltd. 2.112% due 03/23/2028 (f)		1,000	937
Renesas Electronics Corp. 1.543% due 11/26/2024 (f)		1,700	1,620
Rogers Communications, Inc. 2.950% due 03/15/2025 (f)		1,500	1,491
Saudi Arabian Oil Co.
1.250% due 11/24/2023 (f)		1,100	1,076
2.875% due 04/16/2024 (f)		1,000	998
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (f)		1,100	1,091
TD SYNNEX Corp. 1.250% due 08/09/2024 (f)		2,000	1,902
Transurban Queensland Finance Pty. Ltd. 2.204% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	1,157
Westinghouse Air Brake Technologies Corp.
4.400% due 03/15/2024 (f)		$800	815
4.950% due 09/15/2028		300	316
Woodside Finance Ltd.
3.650% due 03/05/2025 (f)		1,500	1,505
3.700% due 09/15/2026 (f)		1,000	1,003

			48,011

UTILITIES 8.0%
AES Corp. 1.375% due 01/15/2026 (f)		1,300	1,197
FirstEnergy Corp. 3.350% due 07/15/2022 (f)		700	701
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		1,500	1,559
Pacific Gas & Electric Co.
1.750% due 06/16/2022 (f)		1,700	1,698
2.100% due 08/01/2027		200	180
2.365% (US0003M + 1.480%) due 06/16/2022 ~(f)		1,000	1,000
2.950% due 03/01/2026 (f)		100	95
3.250% due 06/15/2023 (f)		100	100
3.400% due 08/15/2024 (f)		200	198
3.850% due 11/15/2023 (f)		100	101
Sprint Communications, Inc. 6.000% due 11/15/2022 (f)		300	307
System Energy Resources, Inc. 2.140% due 12/09/2025 (f)		1,700	1,621
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025 (f)		100	101

			8,858

Total Corporate Bonds & Notes (Cost $127,783)			125,225

MUNICIPAL BONDS & NOTES 0.8%
ILLINOIS 0.3%
Illinois State General Obligation Notes, Series 2020 5.375% due 05/01/2023		300	311

PENNSYLVANIA 0.5%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.388% (US0003M + 0.130%) due 10/25/2036 ~		615	608

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

Total Municipal Bonds & Notes (Cost $906)			919

U.S. GOVERNMENT AGENCIES 16.7%
Fannie Mae
0.875% due 12/18/2026 (f)		5,000	4,605
2.140% due 09/25/2022 •		1	1
Federal Home Loan Bank
0.900% due 02/26/2027 (f)		2,500	2,299
1.020% due 02/24/2027 (f)		4,000	3,705
1.050% due 08/13/2026 (f)		3,000	2,806
1.100% due 08/20/2026 (f)		3,000	2,800
Freddie Mac
1.000% due 09/15/2044		1,863	1,747
2.466% due 07/15/2035 •		370	370
Ginnie Mae
0.786% due 08/20/2061 •		1	1
0.899% due 10/20/2037 •		23	23

Total U.S. Government Agencies (Cost $19,764)			18,357

U.S. TREASURY OBLIGATIONS 116.0%
U.S. Treasury Notes
0.125% due 05/31/2023 (f)		78,300	76,717
0.750% due 11/15/2024 (f)		40,700	38,907
1.000% due 12/15/2024 (f)		12,200	11,726
1.125% due 01/15/2025 (i)		500	482

Total U.S. Treasury Obligations (Cost $131,681)			127,832

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.2%
AREIT Trust 2.784% due 04/15/2037 •		77	77
Avon Finance PLC 1.197% due 09/20/2048 •	GBP	712	935
Banc of America Funding Trust 2.496% due 09/20/2034 ~		$18	18
Bear Stearns Adjustable Rate Mortgage Trust
2.067% due 04/25/2033 ~		11	12
2.090% due 01/25/2034 ~		4	3
2.602% due 11/25/2034 ~		20	19
Brass PLC 1.159% due 11/16/2066 •		57	57
BWAY Mortgage Trust 1.647% due 09/15/2036 •		1,400	1,386
BX Commercial Mortgage Trust 1.097% due 01/15/2034 •		1,200	1,175
BXMT Ltd. 1.564% due 11/15/2037 •		1,100	1,093
Citigroup Mortgage Loan Trust
0.949% due 05/25/2051 •		1,004	994
2.470% due 10/25/2035 •		2	2
Countrywide Alternative Loan Trust 0.777% due 07/25/2036 •		0	2
Credit Suisse First Boston Mortgage Securities Corp.
2.497% due 06/25/2033 ~		6	6
6.500% due 04/25/2033		18	18
DROP Mortgage Trust 1.550% due 04/15/2026 •		1,500	1,486
Extended Stay America Trust 1.477% due 07/15/2038 •		1,292	1,278
GCAT Trust
1.348% due 05/25/2066 ~		736	702
1.503% due 05/25/2066 ~		736	702
GCT Commercial Mortgage Trust 1.197% due 02/15/2038 •		200	197
Gemgarto PLC 0.867% due 12/16/2067 •	GBP	1,663	2,176
GS Mortgage-Backed Securities Trust
0.949% due 12/25/2051 •		$469	460
0.949% due 02/25/2052 •		1,407	1,378
GSR Mortgage Loan Trust
2.910% due 09/25/2035 ~		2	2
3.081% due 08/25/2033 •		43	41
Hawksmoor Mortgage Funding PLC 1.240% due 05/25/2053 •	GBP	648	853
Impac CMB Trust
1.097% due 03/25/2035 •		$169	165
1.457% due 07/25/2033 •		104	104
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		530	526
JP Morgan Mortgage Trust
2.248% due 04/25/2035 ~		59	62
2.291% due 02/25/2035 ~		1	1
2.490% due 02/25/2034 ~		17	17

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

2.694% due 06/25/2035 ~		3	3
2.721% due 09/25/2034 ~		5	5
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		678	677
LUXE Commercial Mortgage Trust 1.447% due 10/15/2038 •		1,400	1,378
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.877% due 06/15/2030 •		7	7
2.610% due 10/20/2029 •		6	6
Merrill Lynch Mortgage Investors Trust
0.917% due 04/25/2029 •		2	2
1.097% due 10/25/2028 •		2	2
2.813% due 02/25/2035 ~		64	64
MF1 Multifamily Housing Mortgage Loan Trust 1.293% due 07/15/2036 •		897	883
MFA Trust
1.131% due 07/25/2060 ~		748	713
1.381% due 04/25/2065 ~		238	235
Morgan Stanley Mortgage Loan Trust 2.634% due 11/25/2034 ~		2	2
Morgan Stanley Residential Mortgage Loan Trust 0.899% due 09/25/2051 ~		185	181
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		544	531
2.750% due 07/25/2059 ~		612	599
2.750% due 11/25/2059 ~		615	604
3.500% due 12/25/2057 ~		736	738
NYO Commercial Mortgage Trust 1.492% due 11/15/2038 •		1,300	1,279
PFP Ltd. 1.431% due 08/09/2037 •		1,400	1,383
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		523	500
Prime Mortgage Trust 0.857% due 02/25/2034 •		4	3
RESIMAC Bastille Trust 0.885% due 02/03/2053 •		977	972
Sequoia Mortgage Trust
1.149% due 10/19/2026 •		35	34
1.209% due 10/20/2027 •		5	5
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •	GBP	169	222
Structured Asset Mortgage Investments Trust
1.029% due 07/19/2034 •		$21	21
1.109% due 09/19/2032 •		5	5
3.967% due 06/25/2029 ~		3	3
Thornburg Mortgage Securities Trust
1.097% due 09/25/2043 ~		3	3
2.157% due 04/25/2045 ~		9	10
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 ~	GBP	263	347
Trinity Square PLC 0.936% due 07/15/2059 •		1,937	2,543
WaMu Mortgage Pass-Through Certificates Trust
0.997% due 12/25/2045 ~		$94	95
1.037% due 10/25/2045 •		15	15
1.197% due 11/25/2034 •		35	34
1.257% due 06/25/2044 •		13	13
1.541% due 06/25/2042 •		3	3
Wells Fargo Commercial Mortgage Trust 1.237% due 12/13/2031 •		1,000	989

Total Non-Agency Mortgage-Backed Securities (Cost $31,659)			31,056

ASSET-BACKED SECURITIES 38.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		418	417
American Money Management Corp. CLO Ltd. 1.218% due 04/14/2029 •		132	131
Amortizing Residential Collateral Trust 1.457% due 10/25/2034 •		138	136
Apex Credit CLO Ltd. 1.918% due 09/20/2029 ~		600	597
Apidos CLO 1.171% due 07/17/2030 •		400	400
ASSURANT CLO Ltd. 1.294% due 10/20/2031 •		600	596
Bear Stearns Asset-Backed Securities Trust
1.257% due 10/27/2032 •		26	25
1.582% due 03/25/2035 •		1,000	994
1.657% due 01/25/2045 ~		147	148
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	2,000	2,184
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		800	877

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		700	768
Carlyle U.S. CLO Ltd. 1.254% due 04/20/2031 •		$1,300	1,292
Carrington Mortgage Loan Trust 1.374% due 10/20/2029 •		906	906
Chase Funding Trust 1.197% due 10/25/2032 •		46	45
Countrywide Asset-Backed Certificates Trust 1.177% due 05/25/2036 •		461	458
Delta Funding Home Equity Loan Trust 1.217% due 09/15/2029 •		5	5
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		1,218	1,145
Finance America Mortgage Loan Trust 1.282% due 08/25/2034 •		101	99
First Franklin Mortgage Loan Trust 0.777% due 04/25/2036 •		1,092	1,065
FirstKey Homes Trust 1.266% due 10/19/2037		498	463
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	1,422	1,130
GoldenTree Loan Management U.S. CLO Ltd. 1.164% due 11/20/2030 •		$1,300	1,287
GSAMP Trust 0.977% due 06/25/2036 •		605	593
Halseypoint Clo Ltd. 1.354% due 07/20/2031 •		900	898
Harvest CLO DAC 1.040% due 07/15/2031	EUR	400	429
HERA Commercial Mortgage Ltd. 1.518% due 02/18/2038 •		$900	890
Jubilee CLO DAC 0.610% due 04/15/2030 •	EUR	1,200	1,317
LCM LP
1.294% due 10/20/2027 •		$108	107
1.334% due 04/20/2031 •		250	248
MF1 Ltd.
1.511% due 10/16/2036 •		100	99
2.143% due 11/15/2035 •		600	601
MidOcean Credit CLO 1.229% due 01/29/2030 •		1,500	1,491
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		683	661
1.690% due 05/15/2069		1,191	1,145
New Century Home Equity Loan Trust 1.387% due 11/25/2034 ~		617	603
NovaStar Mortgage Funding Trust 1.117% due 01/25/2036 •		768	765
OCP Euro CLO DAC 0.880% due 09/22/2034 •	EUR	500	547
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •		300	332
Palmer Square Loan Funding Ltd.
1.159% due 10/24/2027 ~		$422	421
1.280% due 02/20/2028 •		397	397
PFS Financing Corp. 0.930% due 08/15/2024		200	199
PRET LLC 2.487% due 07/25/2051 þ		1,038	1,009
RAAC Trust 1.282% due 01/25/2046 •		583	576
Securitized Asset-Backed Receivables LLC Trust 1.132% due 01/25/2035 •		327	312
SLM Student Loan Trust
1.008% due 04/25/2023 •		547	538
1.376% due 12/15/2025 •		84	84
1.758% due 04/25/2023 •		322	322
1.958% due 07/25/2023 •		260	261
SMB Private Education Loan Trust
0.997% due 03/17/2053 •		168	165
1.307% due 09/15/2054 •		3,997	3,982
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		85	85
TCW CLO Ltd. 1.228% due 04/25/2031 •		1,300	1,288
Toro European CLO DAC 0.920% due 01/12/2032 •	EUR	500	547
Towd Point Asset Trust 1.149% due 11/20/2061 •		$414	412
Towd Point Mortgage Trust
1.457% due 05/25/2058 •		609	609
1.457% due 10/25/2059 •		530	530
1.636% due 04/25/2060 ~		1,237	1,178
2.710% due 01/25/2060 ~		414	405
3.750% due 05/25/2058 ~		789	790

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

Venture CLO Ltd.
1.274% due 04/20/2029 •		573	573
1.354% due 01/20/2029 •		300	299
Voya CLO Ltd. 1.241% due 10/15/2030 •		1,400	1,384

Total Asset-Backed Securities (Cost $43,243)			42,260

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 1.480% (US0003M + 1.000%) due 08/21/2022 ~		250	251

Total Sovereign Issues (Cost $250)			251

		SHARES
PREFERRED SECURITIES 0.4%
FINANCIALS 0.4%
JPMorgan Chase & Co. 3.769% (US0003M + 3.470%) due 07/30/2022 ~(d)		440,000	440

Total Preferred Securities (Cost $440)			440

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.3%
ISRAEL TREASURY BILLS 1.2%
(0.020)% due 12/07/2022 (b)(c)	ILS	4,100	1,281

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.525% due 06/21/2022 (b)(c)		$145	145

Total Short-Term Instruments (Cost $1,468)			1,426

Total Investments in Securities (Cost $357,194)			347,766

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		11,544	112

Total Short-Term Instruments (Cost $112)			112

Total Investments in Affiliates (Cost $112)			112

Total Investments 315.7% (Cost $357,306)			$347,878
Financial Derivative Instruments (g)(h) (0.5)%(Cost or Premiums, net $(1,349))			(517)
Other Assets and Liabilities, net (215.2)%			(237,165)

Net Assets 100.0%			$110,196

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	1.813%	03/17/2026	03/10/2022	$2,000	$2,025	1.84%
Daimler Canada Finance, Inc.	3.300	08/16/2022	10/16/2020	687	725	0.66
Wells Fargo & Co.	2.509	10/27/2023	10/14/2020	1,166	1,190	1.08
Wells Fargo & Co.	3.184	02/08/2024	10/06/2020	1,166	1,199	1.09

$5,019	$5,139	4.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.390%	03/17/2022	04/18/2022	$(3,596)	$(3,597)
0.500	03/18/2022	04/12/2022	(2,239)	(2,240)
BPS	0.650	03/18/2022	TBD(2)	(2,668)	(2,669)
0.750	03/18/2022	TBD(2)	(917)	(917)
0.750	03/23/2022	TBD(2)	(4,122)	(4,123)
0.880	03/23/2022	TBD(2)	(1,248)	(1,248)
1.100	03/29/2022	06/02/2022	(1,912)	(1,912)
BRC	0.820	03/18/2022	TBD(2)	(426)	(426)
FBF	0.500	03/18/2022	TBD(2)	(967)	(967)
FOB	0.500	03/18/2022	TBD(2)	(10,772)	(10,774)
NOM	0.500	03/18/2022	TBD(2)	(1,216)	(1,217)
RDR	0.500	03/18/2022	TBD(2)	(2,591)	(2,592)
SOG	0.490	03/18/2022	TBD(2)	(8,203)	(8,204)
0.500	03/18/2022	TBD(2)	(5,492)	(5,493)
0.570	03/18/2022	TBD(2)	(4,697)	(4,698)
TDM	0.490	03/18/2022	TBD(2)	(4,144)	(4,145)
0.500	03/18/2022	TBD(2)	(31,841)	(31,847)
0.510	03/18/2022	TBD(2)	(2,733)	(2,733)
UBS	0.500	03/18/2022	TBD(2)	(5,848)	(5,849)
0.520	03/18/2022	TBD(2)	(2,886)	(2,886)
0.530	03/18/2022	TBD(2)	(938)	(938)

Total Reverse Repurchase Agreements	$(99,475)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BCY	0.300%	03/30/2022	04/01/2022	$(2,215)	$(2,215)
BOS	0.320	03/28/2022	04/04/2022	(115,746)	(115,750)
0.330	03/30/2022	04/04/2022	(11,321)	(11,321)
BPG	0.280	03/28/2022	04/04/2022	(1,733)	(1,733)
0.320	03/29/2022	04/01/2022	(7,787)	(7,787)

Total Sale-Buyback Transactions	$(138,806)

(f)	Securities with an aggregate market value of $244,093 have been pledged as collateral under the terms of master agreements as of March 31, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(95,222) at a weighted average interest rate of 0.299%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2022	67	$14,199	$(166)	$11	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note June Futures	06/2022	673	$(77,185)	$1,954	$0	$(95)
U.S. Treasury 10-Year Note June Futures	06/2022	66	(8,110)	55	0	(16)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	133	(18,017)	371	0	(54)

$2,380	$0	$(165)

Total Futures Contracts	$2,214	$11	$(165)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$600	$(14)	$3	$(11)	$0	$0
CDX.IG-36 5-Year Index	(1.000)	Quarterly	06/20/2026	27,300	(684)	180	(504)	0	(6)
CDX.IG-37 5-Year Index	(1.000)	Quarterly	12/20/2026	25,000	(612)	176	(436)	3	0

$(1,310)	$359	$(951)	$3	$(6)

INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$7,400	$(3)	$2	$(1)	$0	$(2)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	5,700	0	(1)	(1)	0	(1)

$(3)	$1	$(2)	$0	$(3)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	0.250%	Semi-Annual	06/16/2023	$37,800	$12	$(839)	$(827)	$2	$0

Total Swap Agreements	$(1,301)	$(479)	$(1,780)	$5	$(9)

Cash of $2,337 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	AUD	846	$616	$0	$(18)
04/2022	CAD	24	19	0	0
BPS	04/2022	$121	GBP	92	0	(1)
BRC	04/2022	1,250	EUR	1,127	0	(3)
04/2022	2,581	JPY	305,200	0	(74)
DUB	04/2022	2,506	292,800	0	(101)
GLM	04/2022	2,587	EUR	2,313	0	(28)
JPM	12/2022	ILS	4,101	$1,330	31	0
MYI	04/2022	AUD	1,230	880	0	(40)
04/2022	$7,096	EUR	6,372	0	(46)
05/2022	EUR	6,372	$7,102	47	0
SCX	04/2022	9,812	11,035	181	0
04/2022	GBP	5,527	7,418	157	0
05/2022	5,435	7,155	16	0
05/2022	$4,920	JPY	596,833	0	(15)
TOR	04/2022	AUD	7,489	$5,374	0	(230)
04/2022	CAD	5,502	4,338	0	(62)
04/2022	$4,417	CAD	5,518	0	(4)
05/2022	CAD	5,519	$4,417	4	0

Total Forward Foreign Currency Contracts	$436	$(622)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC CDX.IG-37 5-Year Index	Sell	1.200%	07/20/2022	1,000	$(2)	$(1)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052	$97.617	06/06/2022	1,000	$(6)	$(13)
Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052	99.617	06/06/2022	1,000	(5)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.391	05/05/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.469	05/05/2022	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.414	04/06/2022	700	(2)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.914	05/05/2022	400	(2)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.102	05/05/2022	200	(1)	(4)
SAL	Call - OTC Ginnie Mae, TBA 3.000% due 04/01/2052	101.191	04/14/2022	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.625	04/06/2022	500	(2)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.656	04/06/2022	300	(1)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.344	04/06/2022	200	(1)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.391	04/06/2022	100	(1)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.406	04/06/2022	500	(2)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.484	04/06/2022	500	(2)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.500	04/06/2022	300	(1)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.531	04/06/2022	300	(1)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.563	04/06/2022	100	(1)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.188	04/06/2022	300	(1)	(11)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	96.344	05/05/2022	200	(1)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.344	05/05/2022	200	(1)	0

Schedule of Investments PIMCO Fixed Income SHares: Series LD (Cont.)	March 31, 2022 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.508	05/05/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	98.523	05/05/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052	99.008	05/05/2022	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052	100.875	04/06/2022	100	0	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	98.781	05/05/2022	600	(3)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.047	05/05/2022	500	(2)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.539	05/05/2022	500	(2)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	100.781	05/05/2022	600	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 04/01/2052	102.141	04/06/2022	100	0	(2)

Total Written Options	$(48)	$(173)

(i)

Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$2,098	$66,258	$0	$68,356
Industrials	0	48,011	0	48,011
Utilities	0	8,858	0	8,858
Municipal Bonds & Notes
Illinois	0	311	0	311
Pennsylvania	0	608	0	608
U.S. Government Agencies	0	18,357	0	18,357
U.S. Treasury Obligations	0	127,832	0	127,832
Non-Agency Mortgage-Backed Securities	0	31,056	0	31,056
Asset-Backed Securities	0	42,260	0	42,260
Sovereign Issues	0	251	0	251
Preferred Securities
Financials	0	440	0	440
Short-Term Instruments
Israel Treasury Bills	0	1,281	0	1,281
U.S. Treasury Cash Management Bills	0	145	0	145

$2,098	$345,668	$0	$347,766
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$112	$0	$0	$112

Total Investments	$2,210	$345,668	$0	$347,878

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	436	0	436

$0	$452	$0	$452
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(174)	0	(174)
Over the counter	0	(795)	0	(795)

$0	$(969)	$0	$(969)

Total Financial Derivative Instruments	$0	$(517)	$0	$(517)

Totals	$2,210	$345,151	$0	$347,361

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022

Schedule of Investments PIMCO Fixed Income SHares: Series M	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		$10,002	$9,573

Total Loan Participations and Assignments (Cost $9,988)			9,573

CORPORATE BONDS & NOTES 34.1%
BANKING & FINANCE 22.9%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	215
4.250% due 04/15/2026		4,600	4,543
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	1,000	1,146
Banco de Credito e Inversiones SA 2.875% due 10/14/2031		$4,200	3,885
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 4.125% due 11/09/2022		21,100	21,268
Barclays Bank PLC 7.625% due 11/21/2022 (f)		1,342	1,376
Barclays PLC
4.375% due 01/12/2026		1,400	1,431
4.972% due 05/16/2029 •		3,100	3,247
6.375% due 12/15/2025 •(e)(f)	GBP	1,500	2,040
7.125% due 06/15/2025 •(e)(f)		200	277
7.250% due 03/15/2023 •(e)(f)		1,000	1,351
7.750% due 09/15/2023 •(e)(f)		$700	727
7.875% due 09/15/2022 •(e)(f)	GBP	1,600	2,146
8.000% due 06/15/2024 •(e)(f)		$3,800	4,024
BGC Partners, Inc. 5.375% due 07/24/2023		10,200	10,439
BPCE SA 4.625% due 07/11/2024		14,300	14,569
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,000	3,936
CI Financial Corp. 4.100% due 06/15/2051		5,000	4,427
Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	14,255
3.785% due 03/17/2033 •(g)		5,000	4,962
Credit Suisse AG 6.500% due 08/08/2023 (f)		16,000	16,445
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)		1,500	1,517
7.125% due 07/29/2022 •(e)(f)		12,400	12,446
7.500% due 07/17/2023 •(e)(f)		1,000	1,018
7.500% due 12/11/2023 •(e)(f)		3,000	3,111
Crown Castle International Corp. 4.450% due 02/15/2026		8,000	8,248
CyrusOne LP 1.450% due 01/22/2027	EUR	7,500	8,579
Deutsche Bank AG 5.625% due 05/19/2031 •		900	1,075
Discover Financial Services 4.500% due 01/30/2026		$4,500	4,643
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,000	1,910
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		4,000	4,149
Ford Motor Credit Co. LLC
3.550% due 10/07/2022		4,300	4,308
3.810% due 01/09/2024		1,000	1,000
FS KKR Capital Corp. 2.625% due 01/15/2027		9,000	8,256
General Motors Financial Co., Inc. 3.950% due 04/13/2024		1,000	1,016
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		4,500	4,510
HSBC Holdings PLC
2.099% due 06/04/2026 •		6,000	5,711
4.583% due 06/19/2029 •		3,400	3,503
5.250% due 09/16/2022 •(e)(f)	EUR	400	449
6.000% due 05/22/2027 •(e)(f)		$1,000	1,020

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

ING Groep NV 4.625% due 01/06/2026		5,200	5,380
Intesa Sanpaolo SpA 6.250% due 05/16/2024 •(e)(f)	EUR	200	232
Invitation Homes Operating Partnership LP 4.150% due 04/15/2032 (a)		$2,000	2,045
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,331
4.300% due 02/01/2061		4,000	3,189
Lloyds Banking Group PLC
2.907% due 11/07/2023 •		6,400	6,411
7.500% due 09/27/2025 •(e)(f)		6,000	6,379
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •		4,500	4,924
Morgan Stanley 0.000% due 04/02/2032 þ(g)		8,000	5,921
Natwest Group PLC 4.800% due 04/05/2026		2,000	2,070
Ohio National Financial Services, Inc. 5.800% due 01/24/2030		6,300	6,509
Owl Rock Capital Corp. 2.875% due 06/11/2028		9,700	8,478
Realty Income Corp. 4.875% due 06/01/2026		1,000	1,056
Sabra Health Care LP 3.900% due 10/15/2029		4,600	4,429
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,000	1,952
Santander U.K. Group Holdings PLC 3.373% due 01/05/2024 •		1,000	1,003
Service Properties Trust 5.000% due 08/15/2022		8,500	8,469
Societe Generale SA 7.875% due 12/18/2023 •(e)(f)		1,300	1,362
Standard Chartered PLC
3.971% due 03/30/2026 •		3,500	3,492
7.750% due 04/02/2023 •(e)(f)		400	415
Teachers Insurance & Annuity Association of America 3.300% due 05/15/2050		5,000	4,446
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	97	151
5.744% due 04/13/2040		608	946
5.801% due 10/13/2040		664	1,036
Trustage Financial Group, Inc. 4.625% due 04/15/2032		$5,300	5,325
UBS AG
5.125% due 05/15/2024 (f)		4,700	4,817
7.625% due 08/17/2022 (f)		14,600	14,821
UniCredit SpA 7.830% due 12/04/2023		8,500	9,037
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	4,000	4,535
Wells Fargo & Co.
3.350% due 03/02/2033 •		$7,000	6,811
3.584% due 05/22/2028 •		600	600
4.100% due 06/03/2026		400	410
4.150% due 01/24/2029		1,600	1,661

			327,821

INDUSTRIALS 9.6%
Air Canada 4.625% due 08/15/2029	CAD	900	678
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$3,088	3,165
American Airlines Pass-Through Trust
3.150% due 08/15/2033		5,349	5,042
3.375% due 11/01/2028		5,343	5,148
3.500% due 08/15/2033		535	481
4.000% due 01/15/2027		1,047	974
4.950% due 07/15/2024		859	857
Atlantia SpA 1.875% due 02/12/2028	EUR	400	420
Bacardi Ltd.
4.700% due 05/15/2028		$1,000	1,042
5.150% due 05/15/2038		2,600	2,836
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032		2,500	2,474
Bowdoin College 4.693% due 07/01/2112		6,600	7,694
Broadcom, Inc. 3.469% due 04/15/2034		1,000	928
Charter Communications Operating LLC 4.908% due 07/23/2025		95	99
Citrix Systems, Inc. 4.500% due 12/01/2027		3,100	3,173

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Conagra Brands, Inc. 4.850% due 11/01/2028		100	106
CVS Pass-Through Trust 7.507% due 01/10/2032		5,031	5,856
Dell International LLC
6.020% due 06/15/2026		8,700	9,432
6.100% due 07/15/2027		900	991
6.200% due 07/15/2030		1,300	1,484
Energy Transfer LP 4.200% due 04/15/2027		300	306
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,800	2,606
4.317% due 12/30/2039		2,800	2,617
KB Home 4.000% due 06/15/2031		7,000	6,349
Kinder Morgan, Inc. 7.750% due 01/15/2032		2,200	2,841
Magallanes, Inc. 4.279% due 03/15/2032		1,500	1,509
Marvell Technology, Inc. 4.875% due 06/22/2028		6,650	6,972
MDC Holdings, Inc. 3.966% due 08/06/2061		8,500	6,595
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		5,950	5,940
4.810% due 09/17/2030		2,300	2,285
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/02/2022 (d)(e)		46	0
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		1,700	1,710
Petroleos Mexicanos 5.500% due 02/24/2025	EUR	13,000	15,080
Prosus NV
3.680% due 01/21/2030		$5,500	4,825
4.193% due 01/19/2032		2,000	1,762
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	700	760
1.625% due 05/09/2028		100	98
3.375% due 06/18/2026	GBP	100	124
3.625% due 10/14/2025		$1,800	1,748
4.625% due 02/16/2026	EUR	200	233
5.750% due 10/15/2027	GBP	200	275
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		$8,300	8,691
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		3,800	3,570
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		3,489	2,924
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		2,500	2,548
Yara International ASA 3.148% due 06/04/2030		2,000	1,868

			137,116

UTILITIES 1.6%
AT&T, Inc. 3.650% due 06/01/2051		10,000	9,131
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,600	2,608
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		99	56
Pacific Gas & Electric Co.
3.150% due 01/01/2026		3,200	3,085
3.400% due 08/15/2024		1,000	992
3.450% due 07/01/2025		1,300	1,269
3.500% due 06/15/2025		1,100	1,075
4.500% due 07/01/2040		1,500	1,369
4.550% due 07/01/2030		1,300	1,292
4.750% due 02/15/2044		3,000	2,723

			23,600

Total Corporate Bonds & Notes (Cost $504,893)			488,537

MUNICIPAL BONDS & NOTES 3.9%
CALIFORNIA 0.6%
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040		3,500	4,793

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	4,800	4,060

		8,853

ILLINOIS 0.1%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	1,100	1,253

NEW JERSEY 0.4%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,800	5,298

NEW YORK 0.5%
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 3.287% due 08/01/2069	8,000	6,925

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.734% due 02/15/2033	900	1,215

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	600	780
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011 5.426% due 09/15/2026	8,500	9,291

		10,071

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	430	434

VIRGINIA 1.5%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	17,910	18,169
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	5,600	4,271

		22,440

Total Municipal Bonds & Notes (Cost $54,911)		56,489

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
1.927% due 12/01/2034 •	22	23
1.965% due 09/01/2032 •	5	5
1.973% due 11/01/2032 •	5	5
2.045% due 05/01/2028 •	1	1
2.123% due 10/01/2032 •	1	1
2.220% due 09/01/2027 •	18	18
2.251% due 05/01/2033 •	22	22
2.316% due 01/01/2033 •	13	13
4.106% due 05/25/2042 ~	7	8
4.201% due 03/25/2041 ~	7	7
6.500% due 07/18/2027	8	9
Freddie Mac
0.847% due 08/15/2029 - 12/15/2031 •	11	11
0.897% due 09/15/2030 •	2	2
0.947% due 03/15/2032 •	2	2
1.047% due 02/15/2024 •	92	91
1.547% due 09/15/2022 •	0	1
1.747% due 08/15/2023 •	1	1
1.955% due 08/01/2032 •	16	16
2.125% due 08/01/2029 •	1	1
2.273% due 02/01/2029 •	4	4
2.291% due 02/01/2033 •	12	12
2.375% due 01/01/2032 - 10/01/2032 •	24	24
2.625% due 10/01/2032 •	41	41
4.000% due 11/01/2047	11	11
6.000% due 12/15/2028	82	88
6.500% due 12/15/2023	1	1
7.000% due 04/01/2029 - 03/01/2030	6	6
7.500% due 08/15/2030	16	18
Ginnie Mae
1.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	3	3
1.625% due 07/20/2027 - 07/20/2029 •	16	16
1.750% (H15T1Y + 1.500%) due 11/20/2023 - 10/20/2026 ~	8	8
1.750% due 10/20/2027 •	3	3
1.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	10	10
1.875% due 04/20/2027 - 06/20/2032 •	20	19
2.000% (H15T1Y + 1.500%) due 02/20/2023 - 01/20/2026 ~	4	4
2.000% due 01/20/2027 - 03/20/2032 •	46	48

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

3.000% (H15T1Y + 1.500%) due 08/20/2025 ~	9	9
Ginnie Mae, TBA 2.500% due 04/01/2052	350,900	340,359
Uniform Mortgage-Backed Security
3.000% due 01/01/2046	93	92
3.500% due 05/01/2047	129	131
4.000% due 12/01/2044 - 03/01/2049	29	30
6.000% due 09/01/2022 - 12/01/2023	11	11
6.500% due 12/01/2028	1	1
Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2037	1,100	1,068
Vendee Mortgage Trust 6.500% due 09/15/2024	80	84

Total U.S. Government Agencies (Cost $352,047)		342,338

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
2.000% due 11/15/2041 (i)	25,000	22,629

Total U.S. Treasury Obligations (Cost $23,635)		22,629

NON-AGENCY MORTGAGE-BACKED SECURITIES 17.4%
Adjustable Rate Mortgage Trust
2.597% due 01/25/2036 ^~	21	20
2.666% due 11/25/2035 ^~	78	67
3.078% due 02/25/2036 ^~	96	76
American Home Mortgage Assets Trust
0.667% due 10/25/2046 •	383	238
0.837% due 09/25/2046 ^•	410	391
1.061% due 11/25/2046 ~	499	180
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^	89	83
Banc of America Funding Trust
0.327% due 08/27/2036 ~	7,793	7,407
0.829% due 10/20/2036 •	88	73
0.857% due 05/25/2037 ^•	68	64
0.877% due 04/25/2037 ^~	72	70
1.049% due 05/20/2047 •	35	35
2.606% due 02/20/2036 ~	119	118
2.708% due 04/20/2035 ^~	74	70
2.880% due 09/20/2047 ^~	86	75
2.910% due 09/20/2046 ^~	46	43
5.500% due 03/25/2036 ^	9	9
5.831% due 04/25/2037 ~	464	455
Banc of America Mortgage Trust
2.624% due 02/25/2034 ~	79	81
2.697% due 07/25/2035 ^~	8	8
2.803% due 05/25/2035 ^~	236	234
5.500% due 09/25/2035 ^	191	181
5.500% due 05/25/2037 ^	83	73
BCAP LLC Trust
0.757% due 05/25/2047 ^•	34	34
0.897% due 05/25/2047 ^•	219	221
1.657% due 10/25/2047 •	11,410	10,549
1.757% due 09/25/2047 •	63	61
3.094% due 07/26/2036 ~	18	17
3.170% due 03/26/2037 ~	59	50
3.278% due 03/27/2037 ~	274	239
Bear Stearns Adjustable Rate Mortgage Trust
2.116% due 12/25/2046 ^•	430	381
2.139% due 06/25/2035 ^~	6	6
2.380% due 10/25/2035 ~	200	203
2.482% due 01/25/2034 ~	33	34
2.533% due 02/25/2034 ~	32	32
2.659% due 05/25/2034 ~	21	20
2.682% due 10/25/2035 ~	31	31
2.774% due 01/25/2035 ~	7	7
2.923% due 03/25/2035 ~	35	35
3.018% due 11/25/2034 ~	42	42
3.133% due 05/25/2047 ^~	114	112
3.318% due 02/25/2036 ^~	42	42
3.423% due 08/25/2035 ~	6	5
Bear Stearns ALT-A Trust
0.897% due 04/25/2036 ^•	85	126
2.627% due 05/25/2035 ~	51	50
2.651% due 06/25/2034 ~	1,209	1,094
2.732% due 02/25/2036 ^~	26	25
2.931% due 02/25/2036 ^~	261	215
2.941% due 01/25/2036 ~	3,264	3,169
3.083% due 08/25/2036 ^~	260	214
3.222% due 11/25/2036 ^~	81	51
3.260% due 05/25/2036 ^~	374	237
4.327% due 07/25/2035 ^~	397	326
Bear Stearns Mortgage Funding Trust 0.647% due 01/25/2037 •	57	53

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Bear Stearns Mortgage Securities, Inc. 6.295% due 03/25/2031 ~		1	1
Bear Stearns Structured Products, Inc. Trust 2.728% due 01/26/2036 ^~		456	393
Benchmark Mortgage Trust 2.952% due 08/15/2057		4,565	4,436
Bruegel DAC 0.800% due 05/22/2031 •	EUR	5,511	6,033
Cascade Funding Mortgage Trust 2.800% due 06/25/2069 ~		$2,176	2,142
Chase Mortgage Finance Trust
2.860% due 09/25/2036 ^~		745	680
3.136% due 03/25/2037 ^~		24	24
3.147% due 03/25/2037 ^~		43	44
6.000% due 05/25/2037 ^		101	61
ChaseFlex Trust
0.757% due 07/25/2037 •		137	130
5.000% due 07/25/2037 ^		72	50
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.161% due 08/25/2037 ^þ		26	24
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.687% due 10/25/2035 •		746	737
Citigroup Mortgage Loan Trust
0.627% due 01/25/2037 •		1,852	1,714
2.022% due 09/25/2037 ~		39	39
2.470% due 10/25/2035 •		50	50
2.480% due 11/25/2035 •		18	18
2.576% due 10/25/2046 ^~		99	96
2.821% due 08/25/2035 ~		9	9
2.994% due 07/25/2037 ^~		504	468
3.146% due 03/25/2037 ^~		40	37
3.185% due 09/25/2037 ^~		267	253
3.228% due 09/25/2059 þ		6,182	6,183
5.500% due 12/25/2035		118	78
6.250% due 11/25/2037 ~		98	57
Citigroup Mortgage Loan Trust, Inc.
2.660% due 08/25/2035 ~		359	366
3.015% due 12/25/2035 ^~		81	55
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^		5,185	5,071
6.000% due 06/25/2037		3,238	3,166
6.500% due 06/25/2037 ^		88	88
Community Program Loan Trust 4.500% due 04/01/2029		26	26
Countrywide Alternative Loan Resecuritization Trust
4.112% due 08/25/2037 ^~		49	31
6.000% due 08/25/2037 ^~		51	34
Countrywide Alternative Loan Trust
0.629% due 02/20/2047 ^•		944	772
0.659% due 07/20/2046 ^•		31	24
0.737% due 08/25/2037 •		413	404
0.807% due 11/25/2036 ~		4,442	4,293
0.817% due 11/25/2036 •		39	44
0.817% due 05/25/2047 ~		751	686
0.837% due 07/25/2046 ^•		52	50
0.837% due 09/25/2046 ^•		236	232
0.897% due 05/25/2035 ~		985	935
0.957% due 05/25/2035 ^•		1,682	1,562
0.957% due 06/25/2035 •		80	73
0.977% due 07/25/2035 •		78	74
0.977% due 12/25/2035 •		536	517
1.077% due 08/25/2035 ^•		110	98
1.077% due 10/25/2035 ~		15	15
1.141% due 02/25/2036 ~		295	279
1.391% due 11/25/2047 ^~		562	509
1.431% due 11/20/2035 •		5,135	4,518
1.521% due 11/25/2047 ^•		1,562	1,423
1.917% due 11/25/2035 •		727	705
2.798% due 11/25/2035 ^~		66	63
3.045% due 08/25/2035 ~		134	130
3.185% due 05/25/2036 ~		16	13
3.290% due 06/25/2037 ^~		73	67
5.500% due 11/25/2035		83	63
5.500% due 02/25/2036 ^		51	39
5.750% due 03/25/2037 ^•		93	66
5.750% due 07/25/2037 ^		15	12
5.750% due 04/25/2047 ^		102	80
6.000% due 12/25/2034		51	50
6.000% due 03/25/2036 ^		159	98
6.000% due 08/25/2036 ^•		50	38
6.000% due 08/25/2036 ^		490	366
6.000% due 02/25/2037 ^		405	236
6.000% due 04/25/2037 ^		65	46
6.000% due 04/25/2037		7,958	7,776
6.000% due 05/25/2037 ^		336	206
6.000% due 08/25/2037 ^•		348	234

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

6.250% due 11/25/2036 ^		66	58
6.500% due 05/25/2036 ^		1,315	855
6.500% due 12/25/2036 ^		64	39
6.500% due 08/25/2037 ^		354	202
18.544% due 07/25/2035 •		28	29
Countrywide Home Loan Mortgage Pass-Through Trust
0.917% due 05/25/2035 •		55	48
0.997% due 02/25/2035 •		9	9
1.077% due 03/25/2035 •		168	161
1.137% due 03/25/2036 •		131	79
1.197% due 02/25/2035 •		216	199
1.237% due 02/25/2035 •		183	168
1.985% due 02/20/2036 ^•		15	13
2.178% due 10/20/2035 ~		2	2
2.207% due 08/25/2034 ^~		24	23
2.429% due 08/25/2034 ~		2,216	2,256
2.518% due 06/25/2034 ~		447	450
2.531% due 04/25/2035 ^~		14	1
2.696% due 11/25/2034 ~		44	43
2.814% due 01/25/2036 ^~		37	35
2.933% due 05/20/2036 ^~		97	98
3.051% due 05/20/2036 ~		35	34
3.238% due 02/20/2036 ~		133	133
3.254% due 11/25/2037 ~		89	84
5.500% due 07/25/2037 ^		250	154
5.750% due 12/25/2035 ^		67	45
6.000% due 02/25/2037 ^		243	160
6.000% due 03/25/2037 ^		86	53
6.000% due 07/25/2037		166	98
6.500% due 11/25/2036 ^		621	328
Countrywide Home Loan Reperforming REMIC Trust 6.000% due 03/25/2035 ^		43	43
Credit Suisse First Boston Mortgage Securities Corp.
0.420% due 03/25/2032 ~		8	7
1.607% due 09/25/2034 ^•		38	43
Credit Suisse Mortgage Capital Certificates
2.508% due 04/26/2038 ~		192	193
3.298% due 04/28/2037 ~		195	195
Credit Suisse Mortgage Capital Trust 1.796% due 12/27/2060 ~		3,959	3,786
Deephaven Residential Mortgage Trust 0.899% due 04/25/2066 ~		4,715	4,455
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.757% due 04/25/2037 •		217	155
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.647% due 08/25/2047 •		216	206
0.777% due 01/25/2047 •		5	6
Deutsche Mortgage & Asset Receiving Corp. 0.667% due 11/27/2036 •		114	113
Downey Savings & Loan Association Mortgage Loan Trust 1.089% due 07/19/2045 ^~		5	0
Eurosail PLC
1.972% due 06/13/2045 •	GBP	2,142	2,806
1.972% due 06/13/2045 ~		498	654
First Horizon Alternative Mortgage Securities Trust
2.538% due 04/25/2036 ^~		$67	62
2.776% due 01/25/2036 ^~		147	93
First Horizon Mortgage Pass-Through Trust 3.102% due 11/25/2037 ^~		34	32
GMAC Mortgage Corp. Loan Trust 3.095% due 11/19/2035 ^~		87	85
GreenPoint Mortgage Funding Trust
0.857% due 05/25/2037 •		1,941	1,929
0.857% due 12/25/2046 ^•		218	212
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		5,000	4,669
GSC Capital Corp. Mortgage Trust 0.817% due 05/25/2036 ^•		77	75
GSR Mortgage Loan Trust
2.435% due 11/25/2035 ~		95	64
2.645% due 09/25/2035 ~		29	29
2.652% due 04/25/2035 ~		18	17
2.910% due 09/25/2035 ~		93	94
2.988% due 09/25/2034 ~		42	43
3.145% due 04/25/2035 ~		22	22
HarborView Mortgage Loan Trust
0.639% due 01/19/2038 •		29	27
0.654% due 12/19/2036 •		5,274	4,894
0.689% due 12/19/2036 ^•		3,321	3,386
0.699% due 01/19/2038 ^•		25	44
0.872% due 07/19/2045 •		28	28
0.889% due 05/19/2035 •		1,372	1,312
0.949% due 01/19/2036 •		88	59
1.129% due 01/19/2035 •		24	24
2.481% due 12/19/2035 ^~		29	28
2.918% due 12/19/2035 ^~		81	52

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

3.674% due 06/19/2036 ^~	150	93
HomeBanc Mortgage Trust 0.817% due 12/25/2036 •	16	16
Impac Secured Assets Trust 0.757% due 11/25/2036 •	195	190
IndyMac IMSC Mortgage Loan Trust 0.817% due 07/25/2047 •	217	167
IndyMac INDA Mortgage Loan Trust 2.892% due 08/25/2036 ~	1,645	1,503
IndyMac INDB Mortgage Loan Trust 1.057% due 11/25/2035 ^•	138	93
IndyMac INDX Mortgage Loan Trust
0.837% due 09/25/2046 •	88	83
1.017% due 03/25/2035 •	43	42
2.632% due 06/25/2037 ^~	61	56
2.770% due 10/25/2035 ~	545	502
2.845% due 11/25/2035 ^~	93	90
2.922% due 09/25/2035 ^~	57	53
2.938% due 06/25/2036 ~	792	775
2.946% due 08/25/2035 ~	609	550
2.955% due 06/25/2036 ~	4,015	3,296
3.075% due 06/25/2035 ^~	22	22
JP Morgan Alternative Loan Trust
0.709% due 06/27/2037 •	1,717	1,332
0.777% due 10/25/2036 •	3,505	3,446
2.694% due 12/25/2036 ~	6	6
JP Morgan Mortgage Trust
2.248% due 04/25/2035 ~	8	9
2.286% due 09/25/2034 ~	93	95
2.391% due 07/25/2035 ~	150	151
2.585% due 04/25/2035 ~	2	2
2.598% due 07/25/2035 ~	103	106
2.599% due 01/25/2037 ^~	10	9
2.661% due 06/25/2037 ^~	77	63
2.685% due 11/25/2035 ^~	33	32
2.764% due 11/25/2035 ^~	51	46
3.000% due 04/25/2052 ~	11,175	10,680
6.000% due 01/25/2036 ^	100	64
Lavender Trust 6.250% due 10/26/2036	227	150
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,150	2,056
1.875% due 10/25/2068 þ	7,204	6,992
3.000% due 06/25/2059 þ	2,170	2,168
Lehman Mortgage Trust
4.937% due 12/25/2035 ~	174	51
5.135% due 01/25/2036 ^~	55	56
6.000% due 07/25/2036 ^	61	40
Lehman XS Trust
0.727% due 02/25/2036 •	4,637	4,462
0.837% due 11/25/2046 ~	9,753	9,230
0.857% due 08/25/2046 ^•	35	36
0.917% due 04/25/2046 ^~	13	14
0.937% due 11/25/2046 ^•	10	9
Luminent Mortgage Trust
0.627% due 12/25/2036 •	491	464
0.857% due 10/25/2046 •	126	121
MASTR Adjustable Rate Mortgages Trust 0.937% due 05/25/2037 •	93	47
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	785	685
8.000% due 07/25/2035	760	705
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 2.610% due 10/20/2029 •	20	20
Merrill Lynch Alternative Note Asset Trust
0.777% due 01/25/2037 •	113	45
1.057% due 03/25/2037 •	806	276
6.000% due 05/25/2037 ^	139	131
Merrill Lynch Mortgage Investors Trust
0.917% due 04/25/2029 •	16	16
1.117% due 09/25/2029 •	16	16
1.117% due 11/25/2029 •	37	35
1.336% due 07/25/2029 •	15	15
1.987% due 02/25/2036 ~	24	25
2.591% due 11/25/2035 •	33	33
6.250% due 10/25/2036	1,224	701
Morgan Stanley Capital Trust 2.428% due 04/05/2042 ~	5,000	4,634
Morgan Stanley Dean Witter Capital, Inc. Trust 1.474% due 03/25/2033 ~	34	31
Morgan Stanley Mortgage Loan Trust
0.777% due 01/25/2035 •	19	19
2.142% due 06/25/2036 ~	35	36
2.500% due 07/25/2035 ~	1,337	1,268
6.000% due 10/25/2037 ^	68	50

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Morgan Stanley Re-REMIC Trust
0.648% due 02/26/2037 •		118	115
1.336% due 03/26/2037 þ		66	67
5.500% due 10/26/2035 ~		6,522	5,359
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		335	325
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.115% due 02/25/2036 ^~		312	274
Nomura Resecuritization Trust 6.500% due 10/26/2037		4,909	3,014
Preston Ridge Partners Mortgage 3.720% due 02/25/2027 þ		2,952	2,905
RBSSP Resecuritization Trust 0.687% due 02/26/2037 •		49	49
Residential Accredit Loans, Inc. Trust
0.757% due 08/25/2035 •		87	72
0.797% due 12/25/2036 •		216	218
0.857% due 05/25/2047 •		70	67
0.877% due 06/25/2037 •		63	62
0.957% due 08/25/2037 •		184	174
1.257% due 10/25/2045 •		63	59
3.360% due 02/25/2035 ^~		166	147
5.101% due 02/25/2036 ^~		98	85
6.000% due 09/25/2035		748	722
6.000% due 06/25/2036		3,035	2,882
8.000% due 04/25/2036 ^•		79	72
Residential Asset Securitization Trust
6.000% due 06/25/2036		168	92
6.000% due 11/25/2036 ^		121	60
6.000% due 03/25/2037 ^		98	48
6.250% due 11/25/2036 ^		83	43
6.500% due 04/25/2037 ^		1,134	451
Residential Funding Mortgage Securities, Inc. Trust
3.607% due 03/25/2035 ^~		870	533
6.000% due 09/25/2036 ^		120	108
Stratton Mortgage Funding PLC 0.992% due 07/20/2060 •	GBP	14,616	19,205
Structured Adjustable Rate Mortgage Loan Trust
0.777% due 10/25/2035 ~		$771	757
1.192% due 06/25/2034 •		249	234
1.541% due 05/25/2035 ^•		250	207
2.600% due 10/25/2034 ~		16	16
2.889% due 02/25/2036 ^~		192	172
2.975% due 10/25/2036 ^~		93	65
3.074% due 09/25/2036 ^~		2,006	1,720
3.143% due 07/25/2037 ^~		4	3
Structured Asset Mortgage Investments Trust
0.637% due 09/25/2047 •		43	43
0.647% due 09/25/2047 •		614	588
0.717% due 03/25/2037 •		85	33
0.837% due 06/25/2036 •		2,688	2,661
0.837% due 07/25/2046 ^•		347	290
0.857% due 05/25/2036 •		516	478
0.877% due 09/25/2047 ^~		922	1,035
0.897% due 05/25/2046 •		719	251
0.977% due 05/25/2046 ^•		53	35
1.149% due 03/19/2034 •		169	165
1.149% due 02/19/2035 •		76	74
1.189% due 12/19/2033 •		167	165
1.567% due 02/25/2036 ^•		420	413
SunTrust Adjustable Rate Mortgage Loan Trust 2.113% due 02/25/2037 ^~		105	97
SunTrust Alternative Loan Trust 6.000% due 12/25/2035		253	245
TBW Mortgage-Backed Trust 5.965% due 07/25/2037 ~		3,089	1,327
Thornburg Mortgage Securities Trust
1.097% due 09/25/2043 ~		123	124
1.197% due 09/25/2034 •		17	17
2.022% due 09/25/2037 ~		27	27
Verus Securitization Trust 1.824% due 11/25/2066 ~		4,748	4,561
Wachovia Mortgage Loan Trust LLC 2.206% due 10/20/2035 ~		16	16
WaMu Mortgage Pass-Through Certificates Trust
0.841% due 02/25/2047 ^•		1,360	1,283
0.891% due 06/25/2047 ^•		36	29
0.951% due 07/25/2047 •		10,493	9,328
0.997% due 12/25/2045 ~		4	4
1.097% due 01/25/2045 •		115	114
1.141% due 08/25/2046 ~		667	667
1.197% due 11/25/2034 •		108	104
1.237% due 10/25/2044 •		528	502
1.277% due 11/25/2045 •		124	118
1.341% due 11/25/2042 •		13	13
1.437% due 11/25/2034 •		297	285

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

1.723% due 11/25/2046 •		155	150
2.709% due 08/25/2033 ~		133	136
2.823% due 08/25/2036 ^~		64	61
3.030% due 12/25/2036 ^~		722	713
3.041% due 12/25/2036 ^~		84	82
Washington Mutual Mortgage Pass-Through Certificates Trust
0.841% due 04/25/2047 ~		263	230
0.907% due 05/25/2035 ^•		254	219
0.911% due 04/25/2047 •		384	338
4.118% due 09/25/2036 ^þ		131	49
Wells Fargo Alternative Loan Trust 2.553% due 07/25/2037 ^~		33	30
Wells Fargo Mortgage-Backed Securities Trust
2.603% due 10/25/2036 ^~		191	186
6.000% due 06/25/2037 ^		35	33

Total Non-Agency Mortgage-Backed Securities (Cost $252,823)			248,831

ASSET-BACKED SECURITIES 37.0%
Aames Mortgage Investment Trust
1.237% due 10/25/2035 •		154	153
1.657% due 06/25/2035 ~		434	433
AASET Trust 3.967% due 05/16/2042		1,023	866
AASET U.S. Ltd. 3.844% due 01/16/2038		1,634	1,144
Accredited Mortgage Loan Trust
0.717% due 09/25/2036 •		4,604	4,542
1.177% due 09/25/2035 •		140	139
ACE Securities Corp. Home Equity Loan Trust
0.567% due 12/25/2036 •		304	97
0.612% due 08/25/2036 •		377	366
0.737% due 07/25/2036 •		119	105
1.057% due 02/25/2036 •		47	47
1.072% due 12/25/2035 •		2,000	1,949
1.117% due 11/25/2035 ~		59	59
1.357% due 12/25/2034 •		118	114
1.387% due 02/25/2036 ^•		82	80
1.432% due 06/25/2034 •		402	392
1.432% due 07/25/2035 •		33	33
Aegis Asset-Backed Securities Trust
1.102% due 12/25/2035 •		200	195
1.157% due 03/25/2035 •		217	215
1.177% due 06/25/2035 •		199	193
1.457% due 03/25/2035 ^•		59	58
Ameriquest Mortgage Securities Trust 1.042% due 03/25/2036 •		97	97
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.162% due 11/25/2035 •		97	96
1.237% due 09/25/2035 •		9,471	9,431
1.567% due 03/25/2035 •		200	199
Amortizing Residential Collateral Trust 1.457% due 10/25/2034 •		94	92
Argent Securities Trust
0.607% due 09/25/2036 •		787	318
0.837% due 03/25/2036 •		297	198
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.917% due 01/25/2036 •		81	79
1.097% due 01/25/2036 •		3,303	3,178
Asset-Backed Funding Certificates Trust
0.567% due 01/25/2037 •		358	235
0.617% due 01/25/2037 ~		226	149
0.677% due 01/25/2037 •		135	90
0.737% due 11/25/2036 ~		9,123	6,557
1.457% due 06/25/2037 •		156	145
Asset-Backed Securities Corp. Home Equity Loan Trust
0.677% due 12/25/2036 •		6,300	5,756
1.132% due 11/25/2035 •		18	18
1.357% due 06/25/2035 •		117	117
Aurium CLO DAC 0.670% due 04/16/2030 ~	EUR	5,290	5,827
Basic Asset-Backed Securities Trust 1.077% due 04/25/2036 •		$4	4
Bear Stearns Asset-Backed Securities Trust
0.657% due 12/25/2036 •		20	20
0.687% due 02/25/2037 •		11,884	11,305
0.797% due 05/25/2036 ^•		21	21
0.997% due 06/25/2036 ~		63	63
1.102% due 12/25/2035 •		93	93
1.132% due 08/25/2036 ~		116	116
1.192% due 09/25/2035 ~		4,182	4,177
1.257% due 09/25/2046 •		94	91
1.282% due 06/25/2036 •		55	55
1.357% due 03/25/2034 •		2,074	2,052
1.417% due 04/25/2035 •		10	10
1.507% due 11/25/2035 ^•		102	99

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

1.507% due 08/25/2037 •		5,325	5,088
1.637% due 06/25/2043 •		818	794
1.657% due 06/25/2036 •		600	590
1.707% due 08/25/2037 •		40	40
2.670% due 07/25/2036 ~		142	141
2.747% due 10/25/2036 ~		35	22
21.993% due 03/25/2036 ^•		183	133
Carlyle Euro CLO DAC 0.630% due 08/15/2030 •	EUR	1,098	1,206
Carrington Mortgage Loan Trust
0.677% due 01/25/2037 •		$1,200	973
0.717% due 02/25/2037 •		4,422	4,298
1.507% due 05/25/2035 •		300	297
Cendant Mortgage Corp. 6.000% due 07/25/2043 ~		11	11
CIT Mortgage Loan Trust 1.957% due 10/25/2037 •		6,000	6,018
Citigroup Mortgage Loan Trust
0.597% due 12/25/2036 •		34	34
0.627% due 05/25/2037 •		12,614	11,423
0.847% due 01/25/2037 •		49	49
0.857% due 11/25/2046 •		122	119
1.132% due 11/25/2045 •		31	31
6.851% due 05/25/2036 ^þ		136	62
Citigroup Mortgage Loan Trust, Inc.
1.192% due 09/25/2035 ^•		674	672
2.137% due 07/25/2035 •		1,000	964
CLNC Ltd. 1.414% due 08/20/2035 ~		13,659	13,519
Conseco Finance Corp. 7.060% due 02/01/2031 ~		373	357
Countrywide Asset-Backed Certificates
0.597% due 06/25/2035 •		8,157	7,783
0.597% due 07/25/2037 ^•		1,171	1,152
0.607% due 01/25/2037 •		1,609	1,595
0.617% due 03/25/2037 •		16	16
0.657% due 09/25/2037 •		3,039	2,790
0.657% due 06/25/2047 ^•		12,936	11,967
0.677% due 09/25/2037 ^•		334	345
0.677% due 09/25/2047 ^•		843	816
0.687% due 10/25/2047 ~		139	138
0.707% due 06/25/2047 •		218	213
0.777% due 05/25/2036 •		103	115
0.857% due 08/25/2036 •		1,752	1,743
0.907% due 03/25/2036 •		1,400	1,386
0.957% due 03/25/2036 •		1,994	2,022
0.957% due 01/25/2046 ^•		4,332	4,197
1.057% due 06/25/2036 •		133	132
1.192% due 02/25/2036 •		30	30
1.357% due 03/25/2047 ^~		61	55
1.957% due 02/25/2035 ~		215	213
4.422% due 10/25/2046 ^~		12,546	12,387
Countrywide Asset-Backed Certificates Trust
0.597% due 02/25/2037 •		6,779	6,489
0.607% due 09/25/2046 ~		1,587	1,581
0.607% due 03/25/2047 ^•		75	74
0.647% due 06/25/2047 •		2	2
0.717% due 04/25/2046 •		3,790	3,556
1.147% due 05/25/2036 •		100	100
1.252% due 02/25/2036 •		35	35
1.552% due 07/25/2035 ~		790	790
1.807% due 04/25/2035 •		116	116
Countrywide Asset-Backed Certificates Trust, Inc.
1.177% due 07/25/2034 •		56	56
1.257% due 08/25/2047 •		415	413
1.357% due 10/25/2034 •		50	49
Countrywide Asset-Backed Certificates, Inc. 1.432% due 02/25/2034 •		36	36
Credit-Based Asset Servicing & Securitization LLC
0.577% due 07/25/2037 •		9	7
0.677% due 07/25/2037 •		199	151
Delta Funding Home Equity Loan Trust 1.037% due 08/15/2030 •		35	33
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	10,100	11,047
ECMC Group Student Loan Trust 1.207% due 02/27/2068 •		$5,964	5,860
EMC Mortgage Loan Trust 1.197% due 05/25/2040 •		9	8
First Franklin Mortgage Loan Trust
0.737% due 12/25/2036 ~		232	124
0.777% due 04/25/2036 •		141	137
0.937% due 04/25/2036 •		400	378
0.937% due 08/25/2036 •		139	133
1.177% due 10/25/2035 •		21	21
1.177% due 11/25/2035 •		120	116

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

1.327% due 09/25/2034 •		42	42
1.402% due 03/25/2035 •		75	74
1.642% due 12/25/2034 •		886	878
1.657% due 01/25/2035 ~		115	115
1.882% due 10/25/2034 •		383	382
First NLC Trust
0.527% due 08/25/2037 •		46	29
0.917% due 05/25/2035 •		761	719
FIRSTPLUS Home Loan Owner Trust 7.320% due 11/10/2023 ^		6	0
Fremont Home Loan Trust
0.607% due 01/25/2037 •		232	128
0.617% due 08/25/2036 •		194	77
0.797% due 02/25/2036 •		42	41
0.797% due 02/25/2037 •		745	326
0.997% due 02/25/2036 •		300	277
0.997% due 04/25/2036 •		3,000	2,769
1.192% due 07/25/2035 •		806	804
1.247% due 12/25/2029 •		6	5
Galaxy CLO Ltd. 1.211% due 10/15/2030 •		3,200	3,178
Gallatin CLO Ltd. 1.177% due 07/15/2031 •		5,030	5,002
GSAA Home Equity Trust 0.697% due 04/25/2047 •		90	87
GSAMP Trust
0.547% due 01/25/2037 •		2,329	1,650
0.577% due 12/25/2036 •		1,677	996
0.597% due 12/25/2036 •		7,182	4,582
0.597% due 01/25/2037 •		42,118	29,262
0.607% due 09/25/2036 •		2,937	1,338
0.607% due 12/25/2046 •		500	305
0.657% due 11/25/2036 •		437	251
0.687% due 12/25/2046 •		150	92
0.777% due 05/25/2046 •		5	5
0.937% due 06/25/2036 •		219	147
0.997% due 04/25/2036 ~		266	209
2.107% due 10/25/2034 •		15	15
Home Equity Asset Trust 1.552% due 05/25/2035 •		96	96
Home Equity Loan Trust
0.687% due 04/25/2037 •		707	689
0.797% due 04/25/2037 •		500	461
Home Equity Mortgage Loan Asset-Backed Trust
0.597% due 11/25/2036 •		302	283
0.617% due 11/25/2036 •		259	243
0.777% due 04/25/2037 •		238	218
HSI Asset Securitization Corp. Trust
0.677% due 12/25/2036 •		204	71
0.797% due 12/25/2036 •		930	321
0.897% due 12/25/2036 •		620	216
1.237% due 11/25/2035 •		3,582	3,542
Invesco Euro CLO DAC 0.650% due 07/15/2031 ~	EUR	900	985
IXIS Real Estate Capital Trust 1.087% due 02/25/2036 •		$34	35
JP Morgan Mortgage Acquisition Trust
0.717% due 03/25/2037 •		161	159
0.717% due 06/25/2037 •		103	103
0.737% due 01/25/2037 •		918	915
0.862% due 05/25/2036 •		115	116
0.862% due 07/25/2036 •		193	191
6.337% due 08/25/2036 ^þ		96	72
KKR CLO Ltd. 1.191% due 07/15/2030 •		16,050	15,866
LCM LP 1.254% due 07/20/2030 •		12,900	12,763
Lehman ABS Mortgage Loan Trust
0.547% due 06/25/2037 •		176	136
0.657% due 06/25/2037 ~		142	111
Lehman XS Trust 0.627% due 02/25/2037 ^•		1,051	964
LoanCore Issuer Ltd. 1.527% due 05/15/2028 ~		2,065	2,063
Long Beach Mortgage Loan Trust
1.102% due 11/25/2035 •		117	116
1.217% due 08/25/2045 •		3	3
1.297% due 07/25/2031 •		15	15
1.507% due 06/25/2035 •		433	430
1.732% due 02/25/2035 •		11,041	10,983
1.882% due 03/25/2032 •		146	144
MACH Cayman Ltd. 3.474% due 10/15/2039		1,756	1,632
Mackay Shields EURO CLO DAC 0.930% due 10/20/2032 •	EUR	1,900	2,081

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Madison Park Euro Funding DAC 0.800% due 07/15/2032 •		5,700	6,238
Magnetite Ltd. 1.386% due 11/15/2028 •		$5,169	5,132
Man GLG Euro CLO 0.810% due 10/15/2032 •	EUR	9,300	10,282
MAPS Ltd. 4.212% due 05/15/2043		$2,949	2,763
MASTR Asset-Backed Securities Trust
0.677% due 08/25/2036 •		153	73
0.677% due 11/25/2036 ~		4,031	2,857
0.757% due 08/25/2036 ~		252	122
0.817% due 02/25/2036 •		320	156
0.937% due 06/25/2036 •		139	67
0.937% due 08/25/2036 •		151	74
0.957% due 11/25/2035 •		8,436	5,923
1.027% due 01/25/2036 •		192	190
1.207% due 12/25/2034 ^•		13	13
1.207% due 10/25/2035 ^•		216	215
Merrill Lynch Mortgage Investors Trust
0.907% due 02/25/2047 •		933	640
0.937% due 08/25/2037 •		736	458
1.177% due 05/25/2036 •		110	109
MESA Trust 1.257% due 12/25/2031 •		140	140
METAL LLC 4.581% due 10/15/2042		3,384	2,815
MidOcean Credit CLO 1.530% due 02/20/2031 •		4,000	3,966
Morgan Stanley ABS Capital, Inc. Trust
0.527% due 10/25/2036 •		77	42
0.567% due 10/25/2036 •		630	385
0.597% due 10/25/2036 •		2,284	1,263
0.597% due 11/25/2036 •		205	119
0.607% due 10/25/2036 ~		185	113
0.607% due 11/25/2036 •		1,032	725
0.637% due 03/25/2037 •		346	178
0.657% due 02/25/2037 •		117	66
0.677% due 11/25/2036 •		1,231	719
0.707% due 03/25/2037 •		346	179
0.757% due 06/25/2036 •		574	472
0.757% due 09/25/2036 •		342	154
1.057% due 12/25/2035 •		10,000	9,609
1.077% due 12/25/2035 •		183	179
1.357% due 05/25/2034 •		76	73
1.447% due 06/25/2035 •		340	340
1.507% due 04/25/2035 •		200	196
1.707% due 07/25/2037 •		400	388
Morgan Stanley Capital, Inc. Trust 1.037% due 01/25/2036 •		658	646
Morgan Stanley Dean Witter Capital, Inc. Trust 1.807% due 02/25/2033 •		358	355
Morgan Stanley Home Equity Loan Trust
0.627% due 04/25/2037 •		509	315
0.687% due 04/25/2037 •		170	107
0.777% due 04/25/2036 •		88	72
Morgan Stanley Mortgage Loan Trust
0.917% due 02/25/2037 •		113	39
1.177% due 04/25/2037 •		221	86
2.079% due 11/25/2036 ^•		234	112
5.965% due 09/25/2046 ^þ		307	149
New Century Home Equity Loan Trust 1.432% due 10/25/2033 •		1,151	1,133
Newcastle Mortgage Securities Trust
0.687% due 04/25/2037 •		2,009	1,988
0.797% due 04/25/2037 •		4,292	4,012
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.072% due 02/25/2036 •		23	23
6.032% due 10/25/2036 ^þ		151	47
NovaStar Mortgage Funding Trust
0.757% due 06/25/2036 •		92	76
1.162% due 01/25/2036 •		4,042	4,022
Option One Mortgage Loan Trust
0.597% due 01/25/2037 •		55	39
0.627% due 05/25/2037 •		10,536	6,693
0.677% due 01/25/2037 •		221	157
0.787% due 04/25/2037 •		105	63
0.997% due 01/25/2036 •		300	292
1.222% due 08/25/2035 •		400	394
Option One Mortgage Loan Trust Asset-Backed Certificates 1.147% due 11/25/2035 •		2,438	2,404
Ownit Mortgage Loan Trust 1.357% due 10/25/2036 ^~		143	144
Park Place Securities, Inc. 1.192% due 09/25/2035 •		200	198

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.192% due 08/25/2035 •		200	199
1.192% due 09/25/2035 •		398	394
1.252% due 07/25/2035 •		178	178
1.282% due 07/25/2035 •		950	936
1.402% due 06/25/2035 •		76	76
1.507% due 10/25/2034 •		411	407
1.582% due 03/25/2035 •		380	378
1.702% due 01/25/2036 •		133	133
2.257% due 12/25/2034 •		4,191	4,184
People's Financial Realty Mortgage Securities Trust 0.597% due 09/25/2036 •		366	131
Popular ABS Mortgage Pass-Through Trust
0.717% due 11/25/2036 •		61	60
1.042% due 02/25/2036 •		119	118
PRET LLC 1.744% due 07/25/2051 þ		2,727	2,597
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		2,004	1,936
Purple Finance CLO DAC 0.800% due 01/25/2031 •	EUR	1,900	2,092
RAAC Trust
0.807% due 11/25/2046 •		$387	374
1.057% due 06/25/2044 •		32	29
1.057% due 09/25/2045 •		1,451	1,438
1.657% due 10/25/2045 •		84	85
1.957% due 09/25/2047 •		547	541
Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,400	3,448
5.608% due 05/25/2036 þ		9,676	5,834
5.812% due 11/25/2036 þ		513	243
6.254% due 08/25/2036 þ		9,233	4,924
7.238% due 09/25/2037 ^þ		223	122
Residential Asset Mortgage Products Trust
1.017% due 09/25/2036 •		95	92
1.057% due 05/25/2036 ^•		731	688
1.097% due 01/25/2036 •		486	467
1.147% due 10/25/2035 •		72	71
1.357% due 08/25/2034 •		11	11
Residential Asset Securities Corp. Trust
0.697% due 09/25/2036 •		114	114
0.717% due 11/25/2036 •		284	266
0.797% due 11/25/2036 •		354	338
0.797% due 04/25/2037 •		1,600	1,555
0.877% due 06/25/2036 •		297	296
1.087% due 10/25/2035 •		61	61
1.087% due 12/25/2035 •		174	174
1.102% due 03/25/2035 •		139	138
1.117% due 11/25/2035 •		96	96
1.117% due 12/25/2035 •		117	107
1.147% due 11/25/2035 •		173	172
1.297% due 12/25/2034 •		11	11
Salomon Mortgage Loan Trust 1.357% due 11/25/2033 •		33	33
Securitized Asset-Backed Receivables LLC Trust
0.637% due 07/25/2036 •		202	87
0.737% due 05/25/2036 •		4,502	2,925
0.777% due 07/25/2036 •		198	86
0.937% due 07/25/2036 ~		677	300
0.957% due 05/25/2036 •		936	615
0.997% due 03/25/2036 ~		128	121
1.117% due 08/25/2035 ^•		127	98
1.132% due 01/25/2035 •		21	20
1.417% due 01/25/2036 ^•		43	40
2.906% due 01/25/2036 ^þ		46	43
SG Mortgage Securities Trust
0.777% due 07/25/2036 •		28,589	7,740
1.132% due 10/25/2035 ~		819	809
SLM Student Loan Trust 1.758% due 04/25/2023 •		2,976	2,984
Sound Point CLO Ltd. 1.464% due 07/20/2032 •		5,900	5,882
Soundview Home Loan Trust
0.537% due 06/25/2037 •		43	32
0.567% due 02/25/2037 •		290	98
0.637% due 02/25/2037 •		407	140
0.637% due 07/25/2037 •		1,655	1,559
0.957% due 06/25/2036 •		8,440	8,379
0.982% due 03/25/2036 •		220	219
1.407% due 10/25/2037 •		254	229
South Carolina Student Loan Corp. 1.523% due 09/03/2024 •		96	96
Specialty Underwriting & Residential Finance Trust
0.607% due 11/25/2037 •		700	474
0.727% due 04/25/2037 •		140	111
0.757% due 09/25/2037 •		8,804	6,934

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

1.057% due 12/25/2036 •		1,641	1,589
1.432% due 12/25/2035 •		146	144
Starwood Commercial Mortgage Trust 1.499% due 07/15/2038 •		6,664	6,641
Structured Asset Investment Loan Trust
0.607% due 09/25/2036 •		70	69
0.837% due 03/25/2036 •		250	244
1.057% due 01/25/2036 •		140	138
1.357% due 05/25/2035 •		553	551
1.387% due 09/25/2034 •		522	518
1.582% due 07/25/2033 •		29	28
1.732% due 12/25/2034 •		1,138	1,131
Structured Asset Securities Corp. Mortgage Loan Trust
0.592% due 07/25/2036 •		2,582	2,553
0.607% due 09/25/2036 •		63	62
0.687% due 01/25/2037 •		2,012	1,397
0.707% due 09/25/2036 •		47	47
0.797% due 12/25/2036 •		75	73
0.877% due 02/25/2037 •		347	340
1.357% due 08/25/2037 •		64	64
1.457% due 08/25/2037 ~		228	228
Structured Asset Securities Corp. Trust 1.147% due 09/25/2035 •		482	472
Towd Point Mortgage Trust 3.750% due 02/25/2059 ~		8,662	8,699
TPG Real Estate Finance Ltd. 1.641% due 03/15/2038 •		12,600	12,479
Trinitas Euro CLO DAC 1.550% due 08/15/2033 •	EUR	4,048	4,483
Vertical Bridge Holdings LLC
2.636% due 09/15/2050		$7,000	6,652
3.706% due 02/15/2057		1,400	1,367
Vibrant CLO Ltd. 1.294% due 09/15/2030 •		14,000	13,976
WaMu Asset-Backed Certificates WaMu Trust
0.682% due 05/25/2037 •		7,115	6,805
0.697% due 05/25/2037 •		1,181	1,096
WAVE LLC 3.597% due 09/15/2044		2,146	1,903
Wells Fargo Home Equity Asset-Backed Securities Trust
0.952% due 05/25/2036 •		256	254
2.032% due 02/25/2035 •		83	83
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.057% due 04/25/2034 •		118	115

Total Asset-Backed Securities (Cost $534,460)			529,692

SOVEREIGN ISSUES 0.4%
Philippines Government International Bond 0.000% due 02/03/2023 (d)	EUR	5,300	5,841

Total Sovereign Issues (Cost $5,870)			5,841

		SHARES
PREFERRED SECURITIES 1.9%
FINANCIALS 1.2%
American AgCredit Corp. 5.250% due 06/15/2026 •(e)		6,000,000	5,940
Capital One Financial Corp. 3.950% due 09/01/2026 •(e)		7,000,000	6,528
Charles Schwab Corp. 5.000% due 12/01/2027 •(e)		4,200,000	4,062

			16,530

INDUSTRIALS 0.7%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(e)		10,500,000	10,106

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Total Preferred Securities (Cost $27,290)		26,636

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.2%
REPURCHASE AGREEMENTS (h) 1.0%		14,030

U.S. TREASURY BILLS 0.1%
0.220% due 05/03/2022 (c)(d)(m)	$1,340	1,340

U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.485% due 06/21/2022 (c)(d)(k)(m)	16,064	16,048

Total Short-Term Instruments (Cost $31,417)		31,418

Total Investments in Securities (Cost $1,797,334)		1,761,984

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	427,987	4,156

Total Short-Term Instruments (Cost $4,158)		4,156

Total Investments in Affiliates (Cost $4,158)		4,156

Total Investments 123.4% (Cost $1,801,492)		$1,766,140
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $1,447)		(1088)
Other Assets and Liabilities, net (23.3)%		(333,628)

Net Assets 100.0%		$1,431,424

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	03/10/2022	$5,000	$4,962	0.35%
Morgan Stanley	0.000	04/02/2032	02/11/2020	6,914	5,921	0.41

$11,914	$10,883	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$14,030	U.S. Treasury Bills 0.000% due 08/04/2022	$(14,311)	$14,030	$14,030

Total Repurchase Agreements	$(14,311)	$14,030	$14,030

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	0.330%	03/15/2022	04/14/2022	$(1,932)	$(1,932)
0.340	03/18/2022	04/08/2022	(9,923)	(9,924)

Total Reverse Repurchase Agreements	$(11,856)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2052	$43,100	$(41,105)	$(40,014)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2052	63,600	(60,718)	(60,558)
Uniform Mortgage-Backed Security, TBA	4.000	04/01/2052	149,800	(156,087)	(152,936)

Total Short Sales (17.7)%	$(257,910)	$(253,508)

(i)	Securities with an aggregate market value of $11,677 and cash of $278 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(123,966) at a weighted average interest rate of 0.051%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	2,158	$292,342	$(5,626)	$876	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2022	230	$(28,231)	$41	$11	$(1)

Total Futures Contracts	$(5,585)	$887	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.806%	$7,000	$113	$(51)	$62	$0	$(5)
Boeing Co.	1.000	Quarterly	06/20/2023	0.822	7,100	25	(7)	18	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.428	2,100	(10)	(28)	(38)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.363	2,650	(19)	49	30	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2024	0.406	1,550	(2)	23	21	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.492	600	(9)	17	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.703	200	2	0	2	0	0
Lennar Corp.	5.000	Quarterly	12/20/2025	1.141	1,200	227	(61)	166	1	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	1.132	500	(2)	(1)	(3)	0	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.968	EUR	2,600	6	0	6	0	(4)

$331	$(59)	$272	$1	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$4,000	$99	$(25)	$74	$1	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	40,300	924	(221)	703	0	(5)
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	40,800	585	82	667	0	(2)
iTraxx Asia Ex-Japan 37 5-Year Index	1.000	Quarterly	06/20/2027	2,800	(13)	13	0	0	(3)

$1,595	$(151)	$1,444	$1	$(10)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month CAD-Bank Bill	0.980%	Semi-Annual	02/26/2024	CAD	232,400	$217	$(6,094)	$(5,877)	$135	$0
Pay	3-Month CAD-Bank Bill	0.880	Semi-Annual	03/03/2024	107,000	6	(2,921)	(2,915)	61	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	55,000	157	(2,098)	(1,941)	46	0
Pay	CPURNSA	2.670	Maturity	05/05/2026	$96,000	0	(8,124)	(8,124)	646	0
Pay	CPURNSA	2.596	Maturity	07/09/2026	6,000	0	(475)	(475)	41	0
Pay	CPURNSA	2.573	Maturity	07/13/2026	6,000	0	(478)	(478)	41	0
Pay	UKRPI	3.686	Maturity	06/15/2031	GBP	35,000	0	(7,277)	(7,277)	0	(597)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Pay	UKRPI	3.858	Maturity	09/15/2031	17,200	0	(2,840)	(2,840)	0	(275)

$380	$(30,307)	$(29,927)	$970	$(872)

Total Swap Agreements	$2,306	$(30,517)	$(28,211)	$972	$(894)

(k)	Securities with an aggregate market value of $1,995 and cash of $22,961 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Unsettled variation margin asset of $46 and liability of $(214) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	05/2022	CAD	8,909	$6,998	$0	$(127)
05/2022	CHF	192	208	0	0
BPS	05/2022	CAD	3,444	2,736	3	(21)
06/2022	ILS	1,085	334	0	(7)
06/2022	$263	SGD	359	2	0
CBK	04/2022	MXN	12,379	$571	0	(50)
04/2022 «	RUB	558	7	1	0
05/2022	CAD	1,484	1,155	0	(32)
05/2022 «	RUB	680	9	1	0
12/2022	$27	PEN	112	3	0
DUB	04/2022 «	RUB	981	$13	1	0
05/2022 «	741	9	1	0
GLM	04/2022 «	3,115	41	4	0
05/2022 «	1,681	22	2	0
05/2022	$251	KRW	309,150	4	0
HUS	04/2022	EUR	745	$827	2	0
04/2022	GBP	3,567	4,734	49	(1)
04/2022 «	RUB	801	10	1	0
04/2022	$1,535	EUR	1,392	5	0
04/2022	27,706	GBP	21,100	25	(14)
05/2022	9,445	CAD	11,822	24	(13)
JPM	05/2022	INR	7,583	$98	0	(2)
05/2022	NOK	2,660	299	0	(3)
MBC	05/2022	INR	4,240	55	0	(1)
MYI	04/2022	$89,250	EUR	80,149	0	(585)
05/2022	EUR	80,149	$89,328	587	0
05/2022 «	RUB	652	8	1	0
06/2022	$184	SGD	251	1	0
SCX	04/2022	EUR	80,796	$90,867	1,486	0
04/2022	GBP	41,358	55,507	1,177	0
04/2022 «	RUB	1,580	20	2	0
05/2022	CAD	1,717	1,364	0	(9)
05/2022	GBP	23,825	31,363	71	0
05/2022	INR	5,934	77	0	(1)
06/2022	$180	SGD	245	1	0
SOG	05/2022 «	RUB	1,004	$13	2	0
06/2022	ILS	742	228	0	(5)
UAG	04/2022 «	RUB	1,656	21	2	0
05/2022 «	2,455	31	3	0

Total Forward Foreign Currency Contracts	$3,461	$(871)

PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$100.656	04/06/2022	18,700	$117	$976
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	98.469	04/06/2022	59,700	485	3,366

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.852	04/06/2022	5,900	44	202
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.078	04/06/2022	8,500	63	310
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.586	04/06/2022	9,000	67	373
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	100.484	05/05/2022	8,500	71	252

Total Purchased Options	$847	$5,479

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	14,500	$(16)	$(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	13,700	(12)	(7)
BRC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	1,800	(11)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	05/18/2022	13,900	(15)	(7)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	05/18/2022	14,000	(17)	(9)
DUB	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	4,200	(15)	(3)
Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	05/18/2022	3,600	(20)	(7)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	13,900	(15)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	05/18/2022	13,700	(15)	(6)
GST	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	05/18/2022	3,600	(23)	(9)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	13,900	(15)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.050	05/18/2022	13,900	(22)	(4)
MYC	Put - OTC CDX.HY-37 5-Year Index	Sell	100.000	04/20/2022	1,800	(11)	(1)
Put - OTC CDX.HY-37 5-Year Index	Sell	101.000	04/20/2022	2,800	(12)	(2)
Put - OTC CDX.HY-37 5-Year Index	Sell	104.000	04/20/2022	3,500	(25)	(7)

$(244)	$(69)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	$99.656	04/06/2022	18,700	$(64)	$(789)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	100.156	04/06/2022	18,700	(88)	(882)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.469	04/06/2022	59,700	(299)	(2,769)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 04/01/2052	97.969	04/06/2022	59,700	(354)	(3,068)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	97.852	04/06/2022	5,900	(23)	(143)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.078	04/06/2022	8,500	(33)	(225)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.352	04/06/2022	5,900	(33)	(172)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.453	04/06/2022	8,500	(36)	(256)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.547	04/06/2022	9,000	(35)	(280)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.578	04/06/2022	8,500	(47)	(267)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	98.586	04/06/2022	9,000	(35)	(283)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 04/01/2052	99.086	04/06/2022	9,000	(48)	(328)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.484	05/05/2022	8,500	(40)	(179)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052	99.984	05/05/2022	8,500	(54)	(215)

$(1,189)	$(9,856)

Total Written Options	$(1,433)	$(9,925)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	1.231%	$3,100	$(54)	$36	$0	$(18)
FBF	Brazil Government International Bond	1.000	Quarterly	06/20/2022	0.438	1,200	(80)	82	2	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.035	200	(6)	6	0	0

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

	Brazil Government International Bond	1.000	Quarterly	12/20/2024	1.231	3,100	(48)	30	0	(18)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	200	(2)	4	2	0
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.916	300	(10)	11	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	1.035	2,400	(70)	69	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.499	200	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.909	300	1	0	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	1.009	600	(2)	2	0	0

Total Swap Agreements							$(273)	$245	$9	$(37)

(m)

Securities with an aggregate market value of $5,727 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)							Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0		$0	$9,573		$9,573
Corporate Bonds & Notes
Banking & Finance				0		327,821	0		327,821
Industrials				0		137,116	0		137,116
Utilities				0		23,600	0		23,600
Municipal Bonds & Notes
California				0		8,853	0		8,853
Illinois				0		1,253	0		1,253
New Jersey				0		5,298	0		5,298
New York				0		6,925	0		6,925
Ohio				0		1,215	0		1,215
Pennsylvania				0		10,071	0		10,071
Texas				0		434	0		434
Virginia				0		22,440	0		22,440
U.S. Government Agencies				0		342,338	0		342,338
U.S. Treasury Obligations				0		22,629	0		22,629
Non-Agency Mortgage-Backed Securities				0		248,831	0		248,831
Asset-Backed Securities				0		529,692	0		529,692
Sovereign Issues				0		5,841	0		5,841
Preferred Securities
Financials				0		16,530	0		16,530
Industrials				0		10,106	0		10,106
Short-Term Instruments
Repurchase Agreements				0		14,030	0		14,030
U.S. Treasury Bills				0		1,340	0		1,340
U.S. Treasury Cash Management Bills				0		16,048	0		16,048

				$0		$1,752,411	$9,573		$1,761,984
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$4,156		$0	$0		$4,156

Total Investments				$4,156		$1,752,411	$9,573		$1,766,140

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(253,508)	$0		$(253,508)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		1,859	0		1,859
Over the counter				0		8,928	21		8,949

				$0		$10,787	$21		$10,808
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(895)	0		(895)

Schedule of Investments PIMCO Fixed Income SHares: Series M (Cont.)	March 31, 2022 (Unaudited)

Over the counter	0	(10,833)	0	(10,833)

	$0	$(11,728)	$0	$(11,728)

Total Financial Derivative Instruments	$0	$(941)	$21	$(920)

Totals	$4,156	$1,497,962	$9,594	$1,511,712

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series R	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.8% ¤
CORPORATE BONDS & NOTES 9.6%
BANKING & FINANCE 9.5%
ING Bank NV 2.625% due 12/05/2022		$400	$402
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	2,912	379
1.500% due 10/01/2053		3,689	491
Natwest Group PLC
2.516% (US0003M + 1.550%) due 06/25/2024 ~		$300	303
4.519% due 06/25/2024 •		200	203
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050	DKK	3,727	484
1.000% due 10/01/2053		1,886	243
1.500% due 10/01/2053		3,690	491
2.000% due 10/01/2053		500	69
Nykredit Realkredit AS
1.000% due 10/01/2050		30,225	3,927
1.000% due 10/01/2053		3,277	420
1.500% due 10/01/2053		41,464	5,524
2.000% due 10/01/2053		5,898	796
2.500% due 10/01/2047		18	3
Realkredit Danmark AS
1.000% due 10/01/2050		17,062	2,220
1.000% due 10/01/2053		1,489	192
1.500% due 10/01/2050		39,471	5,338
1.500% due 10/01/2053		22,348	2,967
2.000% due 10/01/2053		1,699	230
2.500% due 04/01/2047		13	2
UniCredit SpA 7.830% due 12/04/2023		$600	638

			25,322

UTILITIES 0.1%
Petrobras Global Finance BV 5.093% due 01/15/2030		342	342

Total Corporate Bonds & Notes (Cost $29,536)			25,664

U.S. GOVERNMENT AGENCIES 3.6%
Fannie Mae
0.902% due 02/25/2037 •		14	14
1.304% due 10/01/2044 •		2	2
Freddie Mac
1.745% due 09/01/2036 •		11	11
2.000% due 07/01/2036 •		28	29
Ginnie Mae 0.382% due 08/20/2068 •		336	328
Uniform Mortgage-Backed Security 3.500% due 12/01/2045		9	9
Uniform Mortgage-Backed Security, TBA
3.500% due 06/01/2052		600	598
4.000% due 05/01/2052		8,500	8,647

Total U.S. Government Agencies (Cost $9,636)			9,638

U.S. TREASURY OBLIGATIONS 117.2%
U.S. Treasury Bonds
1.625% due 11/15/2050 (c)		1,470	1,207
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2024		4,273	4,470
0.125% due 10/15/2025		758	795
0.125% due 04/15/2026		6,152	6,433
0.125% due 07/15/2026		4,444	4,673
0.125% due 10/15/2026 (c)		8,435	8,870
0.125% due 01/15/2030 (c)		17,403	18,383
0.125% due 01/15/2031		7,375	7,811
0.125% due 07/15/2031 (c)		59,849	63,709
0.125% due 01/15/2032 (c)		16,325	17,378
0.125% due 02/15/2051		6,801	6,975
0.125% due 02/15/2052		3,837	3,986
0.250% due 01/15/2025		9,731	10,207

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

0.250% due 07/15/2029		1,759	1,879
0.250% due 02/15/2050		1,913	2,012
0.375% due 07/15/2025		4,950	5,236
0.375% due 01/15/2027 (f)		349	370
0.375% due 07/15/2027		9,238	9,844
0.500% due 04/15/2024		8,358	8,786
0.500% due 01/15/2028		4,376	4,683
0.625% due 01/15/2024		1,325	1,394
0.625% due 01/15/2026		6,435	6,863
0.625% due 02/15/2043		3,448	3,851
0.750% due 07/15/2028		10,750	11,763
0.750% due 02/15/2042		2,600	2,974
0.750% due 02/15/2045		12,139	13,951
0.875% due 01/15/2029 (c)		17,143	18,939
0.875% due 02/15/2047		5,409	6,483
1.000% due 02/15/2046		9,122	11,115
1.000% due 02/15/2048		1,466	1,822
1.000% due 02/15/2049		3,049	3,818
1.375% due 02/15/2044		4,535	5,819
1.750% due 01/15/2028 (c)		13,356	15,299
2.000% due 01/15/2026		2,143	2,402
2.125% due 02/15/2040		1,508	2,135
2.125% due 02/15/2041		6,764	9,568
2.500% due 01/15/2029		3,429	4,179
3.375% due 04/15/2032 (f)		404	570
3.625% due 04/15/2028		2,277	2,885

Total U.S. Treasury Obligations (Cost $311,983)			313,537

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
AREIT Trust 2.784% due 04/15/2037 •		77	77
Banc of America Funding Trust 3.150% due 01/20/2047 ~		392	366
Countrywide Alternative Loan Trust 0.644% due 12/20/2046 ^•		624	547
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	95	102
GSR Mortgage Loan Trust 2.910% due 09/25/2035 ~		$9	9
HarborView Mortgage Loan Trust 1.349% due 06/20/2035 •		265	258
IndyMac INDX Mortgage Loan Trust 1.297% due 05/25/2034 •		657	636
MortgageIT Trust 1.462% due 12/25/2034 •		9	9
Residential Accredit Loans, Inc. Trust 0.817% due 06/25/2046 ~		201	55
Towd Point Mortgage Funding 1.374% due 02/20/2054 •	GBP	546	719

Total Non-Agency Mortgage-Backed Securities (Cost $2,650)			2,778

ASSET-BACKED SECURITIES 1.7%
Asset-Backed Funding Certificates Trust 1.057% due 10/25/2034 ~		$22	22
Atlas Senior Loan Fund Ltd. 1.391% due 01/16/2030 •		400	399
CIT Mortgage Loan Trust 1.807% due 10/25/2037 •		197	197
Citigroup Mortgage Loan Trust
0.537% due 01/25/2037 •		150	125
0.747% due 09/25/2036 •		345	339
Citigroup Mortgage Loan Trust, Inc. 1.147% due 10/25/2035 ^•		500	483
Countrywide Asset-Backed Certificates Trust 1.252% due 02/25/2036 •		88	88
Home Equity Asset Trust 1.312% due 08/25/2034 •		39	39
LoanCore Issuer Ltd. 1.527% due 05/15/2036 •		149	149
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	173	191
Massachusetts Educational Financing Authority 1.208% due 04/25/2038 •		$28	28
Morgan Stanley ABS Capital, Inc. Trust 1.117% due 01/25/2035 •		268	263
Mountain View CLO Ltd. 1.064% due 10/13/2027 •		76	76
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 1.222% due 05/25/2035 •		1,300	1,283
RAAC Trust 0.967% due 08/25/2036 •		8	8
Saxon Asset Securities Trust 1.177% due 05/25/2035 •		41	40

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

Sound Point CLO Ltd.
1.159% due 01/23/2029 •		376	376
1.249% due 01/23/2029 •		301	300
Structured Asset Securities Corp. Mortgage Loan Trust 1.457% due 08/25/2037 ~		17	17
Venture CLO Ltd. 1.121% due 07/15/2027 •		105	105

Total Asset-Backed Securities (Cost $4,330)			4,528

SOVEREIGN ISSUES 15.0%
Australia Government International Bond 3.000% due 09/20/2025	AUD	1,109	926
Canada Government Real Return Bond 4.250% due 12/01/2026	CAD	992	971
France Government International Bond
0.100% due 03/01/2026	EUR	2,413	2,989
0.100% due 07/25/2031		1,996	2,614
0.250% due 07/25/2024		3,355	4,098
2.100% due 07/25/2023		354	427
Italy Buoni Poliennali Del Tesoro
0.100% due 05/15/2033		3,172	3,651
0.400% due 05/15/2030		4,261	5,115
1.400% due 05/26/2025		9,474	11,405
Japan Government International Bond
0.005% due 03/10/2031	JPY	50,584	438
0.100% due 03/10/2028		156,418	1,350
0.100% due 03/10/2029		272,646	2,358
Mexico Government International Bond 7.750% due 05/29/2031	MXN	8,021	391
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	471	342
3.000% due 09/20/2030		1,399	1,120
Peru Government International Bond 5.940% due 02/12/2029	PEN	700	185
Qatar Government International Bond 3.875% due 04/23/2023		$300	306
United Kingdom Gilt 0.125% due 03/22/2024	GBP	917	1,328

Total Sovereign Issues (Cost $40,186)			40,014

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (b) 0.7%			1,914

Total Short-Term Instruments (Cost $1,914)			1,914

Total Investments in Securities (Cost $400,235)			398,073

Total Investments 148.8% (Cost $400,235)			$398,073
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $(907))			118
Other Assets and Liabilities, net (48.9)%			(130,742)

Net Assets 100.0%			$267,449

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$1,914	U.S. Treasury Bills 0.000% due 08/04/2022	$(1,952)	$1,914	$1,914

Total Repurchase Agreements	$(1,952)	$1,914	$1,914

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	0.330%	03/23/2022	04/13/2022	$(19,101)	$(19,102)
BOS	0.330	03/29/2022	04/05/2022	(5,411)	(5,412)
0.330	03/30/2022	04/01/2022	(3,465)	(3,465)
0.330	03/31/2022	04/01/2022	(17,472)	(17,472)
BPG	0.340	03/22/2022	04/05/2022	(313)	(313)
CSN	0.340	03/24/2022	04/04/2022	(19,736)	(19,737)
0.350	03/30/2022	04/06/2022	(60,225)	(60,227)
TDL	0.340	03/31/2022	04/04/2022	(1,856)	(1,856)

Total Sale-Buyback Transactions	$(127,584)

(c)	Securities with an aggregate market value of $127,320 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(1,614) at a weighted average interest rate of 0.110%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(6) of deferred price drop.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	198	$54,373	$(535)	$66	$(39)
U.S. Treasury 5-Year Note June Futures	06/2022	424	48,628	(1,014)	59	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2022	24	4,251	103	25	0
United Kingdom Long Gilt June Futures	06/2022	32	5,096	(14)	18	(5)

$(1,460)	$168	$(44)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Note June Futures	06/2022	10	$(822)	$14	$0	$(4)
Australia Government 10-Year Bond June Futures	06/2022	2	(190)	7	1	(2)
Euro-Bobl June Futures	06/2022	154	(21,953)	284	61	(129)
Euro-BTP Italy Government Bond June Futures	06/2022	137	(19,117)	596	18	(113)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

Euro-Bund 10-Year Bond June Futures	06/2022	90	(15,797)	99	21	(149)
Euro-Buxl 30-Year Bond June Futures	06/2022	28	(5,768)	224	6	(89)
Euro-OAT France Government 10-Year Bond June Futures	06/2022	20	(3,352)	67	5	(32)
Euro-Schatz June Futures	06/2022	617	(75,583)	556	96	(133)
Gold 100 oz. June Futures	06/2022	17	(3,322)	(32)	0	(25)
Japan Government 10-Year Bond June Futures	06/2022	1	(1,230)	8	0	(6)
Put Options Strike @ EUR 131.500 on Euro-Bobl Bond May 2022 Futures (1)	04/2022	17	(51)	(43)	14	(7)
U.S. Treasury 2-Year Note June Futures	06/2022	85	(18,013)	15	0	(14)
U.S. Treasury 10-Year Note June Futures	06/2022	687	(84,415)	1,557	0	(172)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2022	24	(3,251)	106	0	(10)
U.S. Treasury 30-Year Bond June Futures	06/2022	79	(11,855)	360	0	(49)

$3,818	$222	$(934)

Total Futures Contracts	$2,358	$390	$(978)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.285%	EUR	200	$2	$0	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.363	$100	(5)	6	1	0	0

$(3)	$6	$3	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	4,200	$132	$327	$459	$0	$(18)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	172,740	(3)	(5)	(8)	0	(5)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	11,300	0	(155)	(155)	7	0
Receive	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028	NZD	1,200	4	1	5	0	(4)
Receive(6)	3-Month USD-LIBOR	1.840	Semi-Annual	11/21/2028	$5,500	0	156	156	0	(4)
Pay(6)	3-Month USD-LIBOR	1.888	Semi-Annual	11/21/2053	1,100	0	(79)	(79)	10	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	EUR	3,900	(28)	(762)	(790)	0	(7)
Receive	CPTFEMU	1.710	Maturity	03/15/2033	300	(1)	45	44	1	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	100	0	2	2	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	400	(10)	12	2	13	0
Receive	CPURNSA	2.500	Maturity	07/15/2022	$5,000	(743)	633	(110)	2	0
Receive	CPURNSA	2.210	Maturity	02/05/2023	3,240	0	249	249	0	(11)
Pay	CPURNSA	3.583	Maturity	02/08/2023	9,700	0	(214)	(214)	28	0
Pay	CPURNSA	4.950	Maturity	03/07/2023	3,900	0	(24)	(24)	10	0
Pay	CPURNSA	5.033	Maturity	03/08/2023	400	0	(2)	(2)	1	0
Pay	CPURNSA	5.470	Maturity	03/21/2023	8,900	0	6	6	22	0
Receive	CPURNSA	2.220	Maturity	04/13/2023	318	0	25	25	0	(1)
Receive	CPURNSA	2.314	Maturity	02/26/2026	2,700	0	284	284	0	(18)
Receive	CPURNSA	2.419	Maturity	03/05/2026	2,100	0	210	210	0	(14)
Receive	CPURNSA	2.768	Maturity	05/13/2026	1,800	0	142	142	0	(12)
Receive	CPURNSA	2.813	Maturity	05/14/2026	800	0	61	61	0	(5)
Receive	CPURNSA	2.703	Maturity	05/25/2026	830	0	68	68	0	(5)
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	49	49	0	(4)
Pay	CPURNSA	2.370	Maturity	06/06/2028	2,200	0	(216)	(216)	17	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	2,000	0	(259)	(259)	14	0
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,000	0	(150)	(150)	6	0
Pay	CPURNSA	1.998	Maturity	07/25/2029	1,300	0	(186)	(186)	9	0
Pay	CPURNSA	1.883	Maturity	11/20/2029	500	1	(81)	(80)	3	0
Receive	CPURNSA	2.311	Maturity	02/24/2031	1,500	1	189	190	0	(11)
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	EUR	300	0	(84)	(84)	2	0
Receive	UKRPI	6.290	Maturity	03/15/2024	GBP	2,900	(2)	11	9	12	0
Pay	UKRPI	3.850	Maturity	09/15/2024	1,900	(1)	(162)	(163)	0	(11)
Pay	UKRPI	3.330	Maturity	01/15/2025	1,500	45	(248)	(203)	0	(9)
Receive	UKRPI	4.735	Maturity	12/15/2026	900	(12)	59	47	8	0
Receive	UKRPI	4.615	Maturity	02/15/2027	1,200	0	56	56	11	0
Receive	UKRPI	4.626	Maturity	02/15/2027	1,400	1	63	64	12	0
Pay	UKRPI	3.603	Maturity	11/15/2028	60	0	(9)	(9)	0	(1)
Pay	UKRPI	3.718	Maturity	12/15/2028	10	0	(1)	(1)	0	0
Pay	UKRPI	3.438	Maturity	01/15/2030	1,800	0	(388)	(388)	0	(26)
Pay	UKRPI	3.480	Maturity	01/15/2030	700	9	(155)	(146)	0	(10)
Pay	UKRPI	3.325	Maturity	08/15/2030	2,050	(5)	(457)	(462)	0	(36)
Receive	UKRPI	3.470	Maturity	01/15/2031	100	0	26	26	2	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

Receive	UKRPI	3.484	Maturity	01/15/2031	400	0	102	102	6	0
Pay	UKRPI	3.750	Maturity	04/15/2031	740	0	(158)	(158)	0	(12)
Pay	UKRPI	4.066	Maturity	09/15/2031	1,800	0	(237)	(237)	0	(29)
Pay	UKRPI	3.566	Maturity	03/15/2036	600	0	(163)	(163)	0	(14)
Pay	UKRPI	3.580	Maturity	03/15/2036	1,300	(6)	(343)	(349)	0	(30)

$(618)	$(1,762)	$(2,380)	$198	$(297)

Total Swap Agreements	$(621)	$(1,756)	$(2,377)	$198	$(297)

Cash of $4,188 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2022	DKK	22,298	$3,512	$196	$0
04/2022	$291	GBP	223	2	0
06/2022	PLN	275	$63	0	(2)
09/2022	PEN	539	140	0	(5)
BPS	04/2022	DKK	27,810	4,248	112	0
04/2022	EUR	3,502	3,878	22	(18)
04/2022	GBP	1,663	2,230	45	0
04/2022	$1,954	AUD	2,685	56	0
04/2022	2,914	CAD	3,637	0	(5)
04/2022	1,186	DKK	7,885	0	(13)
04/2022	2,436	EUR	2,194	4	(13)
04/2022	2,812	JPY	332,100	0	(84)
05/2022	NOK	25,850	$2,981	46	0
07/2022	MXN	8,166	390	0	(14)
BRC	05/2022	$3	CNH	21	0	0
CBK	04/2022	DKK	44,944	$6,980	296	0
04/2022	$560	DKK	3,675	0	(13)
04/2022	26	PEN	97	0	0
05/2022	PEN	423	$104	0	(11)
05/2022	$26	PEN	98	0	0
DUB	04/2022	NZD	6,332	$4,239	0	(149)
04/2022	$5,369	DKK	36,394	43	0
06/2022	PLN	158	$35	0	(3)
07/2022	DKK	36,258	5,369	0	(42)
GLM	04/2022	BRL	1,567	331	2	0
04/2022	$312	BRL	1,567	17	0
HUS	04/2022	AUD	1,841	$1,384	7	0
04/2022	DKK	16,810	2,632	132	0
04/2022	EUR	3,491	3,840	4	(25)
04/2022	GBP	729	970	12	0
04/2022	$754	DKK	4,825	0	(37)
04/2022	3,138	EUR	2,850	15	0
04/2022	926	GBP	696	0	(12)
04/2022	4,416	NZD	6,332	0	(28)
05/2022	NZD	6,332	$4,414	28	0
05/2022	$2,948	NZD	4,250	0	(4)
JPM	04/2022	DKK	8,060	$1,235	36	0
05/2022	CNH	21	3	0	0
05/2022	$2,843	NOK	25,320	31	0
MYI	04/2022	BRL	1,567	$299	0	(30)
04/2022	DKK	61,667	9,733	562	0
04/2022	$331	BRL	1,567	0	(2)
04/2022	18,076	DKK	122,318	115	0
04/2022	28,520	EUR	25,612	0	(187)
05/2022	EUR	25,612	$28,545	188	0
07/2022	DKK	122,817	18,219	0	(109)
SCX	04/2022	EUR	25,505	28,684	469	0
04/2022	JPY	1,012,952	8,801	480	0

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

	05/2022		552,586		4,555		14	0
TOR	04/2022	CAD	4,780		3,769		0	(54)
UAG	04/2022		$1,046	JPY	127,200		0	(1)

Total Forward Foreign Currency Contracts							$2,934	$(861)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.195%	11/02/2022	1,100	$1	$276
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	1,190	90	298
BRC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.410	02/02/2023	11,400	57	16
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.197	11/04/2022	710	53	178
CBK	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/23/2023	20,400	112	53
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237	11/17/2023	4,100	254	376
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.710	01/25/2023	21,800	133	48
MYC	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.428	01/31/2023	11,500	59	16
	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.190	11/02/2022	1,000	73	252

Total Purchased Options							$832	$1,513

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900%	04/20/2022	600	$(1)	$0
	Put - OTC CDX.IG-38 5-Year Index		Sell	1.200	07/20/2022	900	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	04/20/2022	100	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	200	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.100	06/15/2022	300	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	600	(3)	(1)
BPS	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	07/20/2022	800	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	5.500	06/15/2022	100	(1)	0
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	800	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	1,000	(2)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	04/20/2022	100	(1)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	05/18/2022	400	(2)	(2)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	200	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	500	(1)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	05/18/2022	1,100	(2)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.000	06/15/2022	1,500	(2)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.200	07/20/2022	1,000	(4)	(1)
CBK	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	05/18/2022	500	(1)	(1)
DUB	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	900	(1)	(1)
GST	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.500	05/18/2022	100	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	05/18/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	06/15/2022	600	(1)	(1)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	06/15/2022	900	(1)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	100	0	0
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	500	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	600	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.100	06/15/2022	800	(1)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.200	06/15/2022	1,900	(3)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.000	04/20/2022	100	0	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	600	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	05/18/2022	500	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	1.050	05/18/2022	500	(1)	0

							$(46)	$(18)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	1,200	$(54)	$(23)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	6,500	(47)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	500	(4)	0

							$(105)	$(23)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000%	11/02/2022	3,300	$0	$(457)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	3,640	(90)	(505)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	05/09/2022	900	(4)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	05/09/2022	900	(7)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.558	02/02/2023	2,500	(57)	(30)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/04/2022	2,160	(53)	(300)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/16/2022	800	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/16/2022	800	(3)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.736	02/23/2023	4,500	(111)	(78)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	1.600	05/18/2022	4,500	(60)	(102)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,200	(255)	(591)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.500	05/11/2022	1,800	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	1.000	05/11/2022	1,800	(7)	(15)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.450	04/08/2022	2,000	(7)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.650	04/08/2022	2,000	(11)	(38)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	01/25/2023	4,900	(136)	(86)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.579	01/31/2023	2,500	(59)	(31)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.000	11/02/2022	3,200	(78)	(443)

							$(947)	$(2,703)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052		$96.406	06/06/2022		700	$(4)	$(5)
	Put - OTC Fannie Mae, TBA 3.000% due 06/01/2052		97.617	06/06/2022		300	(2)	(4)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052		98.406	06/06/2022		700	(4)	(5)
	Call - OTC Fannie Mae, TBA 3.000% due 06/01/2052		99.617	06/06/2022		300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052		98.391	05/05/2022		100	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052		98.469	05/05/2022		200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 05/01/2052		98.617	05/05/2022		100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 04/01/2052		100.414	04/06/2022		400	(1)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052		98.766	05/05/2022		100	(1)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052		98.914	05/05/2022		200	(1)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 05/01/2052		99.102	05/05/2022		200	(1)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052		98.625	06/06/2022		300	(2)	(2)

Schedule of Investments PIMCO Fixed Income SHares: Series R (Cont.)	March 31, 2022 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 06/01/2052	100.625	06/06/2022	300	(1)	(1)

$(20)	$(37)

Total Written Options	$(1,118)	$(2,781)

(f)

Securities with an aggregate market value of $542 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2022.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,322	$0	$25,322
Utilities	0	342	0	342
U.S. Government Agencies	0	9,638	0	9,638
U.S. Treasury Obligations	0	313,537	0	313,537
Non-Agency Mortgage-Backed Securities	0	2,778	0	2,778
Asset-Backed Securities	0	4,528	0	4,528
Sovereign Issues	0	40,014	0	40,014
Short-Term Instruments
Repurchase Agreements	0	1,914	0	1,914

Total Investments	$0	$398,073	$0	$398,073

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	306	282	0	588
Over the counter	0	4,447	0	4,447

$306	$4,729	$0	$5,035
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(733)	(542)	0	(1,275)
Over the counter	(3)	(3,639)	0	(3,642)

$(736)	$(4,181)	$0	$(4,917)

Total Financial Derivative Instruments	$(430)	$548	$0	$118

Totals	$(430)	$398,621	$0	$398,191

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Schedule of Investments PIMCO Fixed Income SHares: Series TE	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$200	$195

Total Corporate Bonds & Notes (Cost $195)		195

MUNICIPAL BONDS & NOTES 98.5%
ALABAMA 1.4%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	500	588
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 5.250% due 05/01/2044	600	616

		1,204

ARIZONA 1.6%
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2028	250	282
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012 5.000% due 12/01/2030	1,000	1,007

		1,289

CALIFORNIA 9.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.000% due 04/01/2038	2,000	2,067
California Health Facilities Financing Authority Revenue Bonds, Series 2016 5.000% due 11/15/2046 (d)	3,000	3,348
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (c)	500	302
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	1,300	1,508
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	250	249

		7,474

COLORADO 5.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	2,125	2,224
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,000	1,038
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	457
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	515

		4,234

CONNECTICUT 1.4%
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2029	110	126
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 07/01/2026	1,000	1,061

		1,187

FLORIDA 2.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2037	1,300	1,325
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013 5.000% due 10/01/2028	555	581

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2022 (Unaudited)

Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2029 (b)	700	545

		2,451

GEORGIA 2.5%
Houston Healthcare System, Inc., Georgia Revenue Bonds, Series 2016 5.000% due 10/01/2031	1,440	1,516
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2037	500	557

		2,073

ILLINOIS 15.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2022 4.000% due 12/01/2043	1,000	984
Chicago, Illinois General Obligation Bonds, Series 2002 5.500% due 01/01/2037	1,000	1,071
Chicago, Illinois General Obligation Bonds, Series 2017 5.750% due 01/01/2034	1,500	1,662
Chicago, Illinois General Obligation Notes, Series 2016 5.000% due 01/01/2024	1,000	1,044
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2032	795	892
Illinois State General Obligation Bonds, Series 2018 5.000% due 10/01/2033	1,000	1,096
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	2,000	2,190
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	850	988
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,000	1,031
Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2031	1,000	968
3.000% due 06/15/2034	1,180	1,114

		13,040

INDIANA 0.6%
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	509

IOWA 2.9%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (b)	10,715	1,383
4.000% due 06/01/2049	1,000	1,016

		2,399

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012 5.000% due 11/15/2034	2,000	2,009

KENTUCKY 1.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,170	1,232

LOUISIANA 0.8%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	650	641

MASSACHUSETTS 3.1%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2041	500	535
Massachusetts State College Building Authority Revenue Bonds, Series 2014 5.000% due 05/01/2028	2,000	2,072

		2,607

MICHIGAN 4.9%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	385	443
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 0.744% due 07/01/2032 ~	1,000	988
Michigan Finance Authority Revenue Notes, Series 2014 4.000% due 10/01/2024	2,000	2,042

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2022 (Unaudited)

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	500	574

		4,047

NEVADA 1.6%
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.125% due 06/01/2058	1,250	1,301

NEW JERSEY 8.0%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2042	1,250	1,393
Atlantic City, New Jersey General Obligation Notes, (BAM Insured), Series 2017 5.000% due 03/01/2026	250	275
New Jersey Economic Development Authority Revenue Notes, Series 2016 5.000% due 06/15/2022	1,500	1,511
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2026	250	277
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	1,000	1,041
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2037	500	520
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	500	560
5.000% due 06/01/2033	1,000	1,109

		6,686

NEW YORK 8.0%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	500	517
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 5.000% due 11/15/2031	375	415
New York City Housing Development Corp. Revenue Bonds, Series 2013 5.250% due 07/01/2031	500	520
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 5.000% due 05/01/2037	345	397
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 07/01/2030	560	622
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,020
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	420	440
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2033	1,000	1,094
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	1,500	1,666

		6,691

OHIO 3.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	1,500	1,506
5.000% due 06/01/2034	1,000	1,129
5.000% due 06/01/2055	500	521

		3,156

PENNSYLVANIA 2.7%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,000	1,123
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 02/15/2045 (d)	1,000	1,109

		2,232

PUERTO RICO 8.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	600	323
1.000% due 11/01/2051	1,180	571
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	155	90
4.000% due 07/01/2033	121	118
4.000% due 07/01/2035	108	105
4.000% due 07/01/2037	93	90
4.000% due 07/01/2041	126	121
4.000% due 07/01/2046	132	124
5.750% due 07/01/2031	127	145
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	62	57
5.250% due 07/01/2023	135	138
5.375% due 07/01/2025	134	142
5.625% due 07/01/2027	133	145
5.625% due 07/01/2029	131	146

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2022 (Unaudited)

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,030	968
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 0.664% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	1,020
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(a)	1,000	602
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	8,250	1,837

		6,742

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2024	200	214

TEXAS 6.6%
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	250	224
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	1,000	1,123
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 2.003% due 12/15/2026 ~	500	500
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,305	3,627

		5,474

VIRGINIA 1.1%
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2037	840	886

WASHINGTON 2.3%
Seattle, Washington Municipal Light and Power Revenue Bonds, Series 2018 4.000% due 01/01/2040 (d)	500	534
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,044
Washington State General Obligation Bonds, Series 2020 5.000% due 02/01/2036	300	353

		1,931

WISCONSIN 0.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 0.000% due 01/01/2061 (b)	1,990	171

Total Municipal Bonds & Notes (Cost $80,094)		81,880

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (f) 0.6%		515

MUNICIPAL BONDS & NOTES 1.2%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.000% due 06/01/2022 ^(e)	$1,000	1,009

Total Municipal Bonds & Notes (Cost $1,004)		1,009

Total Short-Term Instruments (Cost $1,519)		1,524

Total Investments in Securities (Cost $81,809)		83,599

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	258,603	2,511

Total Short-Term Instruments (Cost $2,512)		2,511

Total Investments in Affiliates (Cost $2,512)		2,511

Total Investments 103.5% (Cost $84,320)		$86,110
Other Assets and Liabilities, net (3.5)%		(2,942)

Net Assets 100.0%		$83,168

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	«						Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Portfolio sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Commonwealth of Puerto Rico General Obligation Notes, Series 2021	5.000%			06/01/2022	01/19/2022	$1,004	$1,009	1.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$515	U.S. Treasury Bills 0.000% due 08/04/2022	$(525)	$515	$515

Total Repurchase Agreements						$(525)	$515	$515

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance			$0	$0	$195	$195
Municipal Bonds & Notes
	Alabama			0	1,204	0	1,204
	Arizona			0	1,289	0	1,289
	California			0	7,474	0	7,474
	Colorado			0	4,234	0	4,234
	Connecticut			0	1,187	0	1,187
	Florida			0	2,451	0	2,451
	Georgia			0	2,073	0	2,073
	Illinois			0	13,040	0	13,040
	Indiana			0	509	0	509
	Iowa			0	2,399	0	2,399
	Kansas			0	2,009	0	2,009
	Kentucky			0	1,232	0	1,232
	Louisiana			0	641	0	641
	Massachusetts			0	2,607	0	2,607
	Michigan			0	4,047	0	4,047
	Nevada			0	1,301	0	1,301
	New Jersey			0	6,686	0	6,686
	New York			0	6,691	0	6,691
	Ohio			0	3,156	0	3,156
	Pennsylvania			0	2,232	0	2,232
	Puerto Rico			0	6,742	0	6,742
	Tennessee			0	214	0	214
	Texas			0	5,474	0	5,474
	Virginia			0	886	0	886
	Washington			0	1,931	0	1,931
	Wisconsin			0	171	0	171
Short-Term Instruments
	Repurchase Agreements			0	515	0	515

Schedule of Investments PIMCO Fixed Income SHares: Series TE (Cont.)	March 31, 2022 (Unaudited)

Municipal Bonds & Notes	0	1,009	0	1,009

	$0	$83,404	$195	$83,599
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,511	$0	$0	$2,511

Total Investments	$2,511	$83,404	$195	$86,110

There were no significant transfers into or out of Level 3 during the period ended March 31, 2022.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Portfolio or class less any liabilities by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Portfolio is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Portfolio is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of March 31, 2022, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios' transactions in and earnings from these affiliated issuers for the period ended March 31, 2022 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Fixed Income SHares: Series C	$17	$0	$0	$0	$0	$17	$0	$0
PIMCO Fixed Income SHares: Series LD	1,510	19,800	(21,200)	0	2	112	0	0
PIMCO Fixed Income SHares: Series M	156	4,001	0	0	(1)	4,156	1	0
PIMCO Fixed Income SHares: Series TE	3,011	5,902	(6,400)	(44)	42	2,511	1	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities Inc.	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDL	Toronto Dominion Bank London
CSN	Credit Suisse AG (New York)	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
FBF	Credit Suisse International	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RUB	Russian Ruble
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRRATE	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BAM	Build America Mutual Assurance	Q-SBLF	Qualified School Bond Loan Fund
AGM	Assured Guaranty Municipal

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"